Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 27, 2012	Jul. 01, 2011
Document and Entity Information
Entity Registrant Name	SEABOARD CORP /DE/
Entity Central Index Key	0000088121
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 757,168,304
Entity Common Stock, Shares Outstanding		1,209,397
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Statement of Earnings (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales:
Products (includes sales to affiliates of $808,834, $500,265 and $543,066)	$ 4,666,172	$ 3,354,348	$ 2,718,736
Service revenues	969,339	907,320	775,498
Other	111,391	124,034	107,074
Total net sales	5,746,902	4,385,702	3,601,308
Cost of sales and operating expenses:
Products	4,196,360	2,980,606	2,619,396
Services	879,199	775,637	671,598
Gain on sale of power generating facilities	(52,923)
Other	96,383	103,465	92,701
Total cost of sales and operating expenses	5,119,019	3,859,708	3,383,695
Gross income	627,883	525,994	217,613
Selling, general and administrative expenses	220,679	204,928	193,890
Operating income	407,204	321,066	23,723
Other income (expense):
Interest expense	(6,868)	(5,632)	(13,158)
Interest income	10,004	11,088	16,213
Interest income from affiliates	17,826	1,543	1,123
Income from affiliates	26,621	20,965	20,158
Other investment income, net	249	14,145	15,500
Foreign currency gain, net	651	1,254	2,432
Gain on disputed sale, net of expenses			16,787
Miscellaneous, net	(13,079)	(384)	6,463
Total other income, net	35,404	42,979	65,518
Total earnings before income taxes	442,608	364,045	89,241
Income tax benefit (expense)	(99,051)	(81,033)	2,276
Net earnings	343,557	283,012	91,517
Less: Net loss attributable to noncontrolling interests	2,290	599	965
Net earnings attributable to Seaboard	$ 345,847	$ 283,611	$ 92,482
Earnings per common share (in dollars per share)	$ 284.66	$ 231.69	$ 74.74
Weighted average shares outstanding (in shares)	1,214,934	1,224,092	1,237,452
Dividends declared per common share (in dollars per share)		$ 9	$ 3

Consolidated Statement of Earnings (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement of Earnings
Products, sales to affiliates	$ 808,834	$ 500,265	$ 543,066

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 71,510	$ 41,124
Short-term investments	323,256	332,205
Receivables:
Trade	280,279	243,786
Due from affiliates	126,616	75,771
Other	81,255	48,557
Gross receivable	488,150	368,114
Allowance for doubtful accounts	(10,941)	(8,170)
Net receivables	477,209	359,944
Inventories	644,930	533,761
Deferred income taxes	23,203	18,393
Deferred costs		84,141
Other current assets	91,934	115,844
Total current assets	1,632,042	1,485,412
Investments in and advances to affiliates	364,840	331,322
Net property, plant and equipment	796,822	701,131
Notes receivable from affiliate	110,903	90,109
Goodwill	40,628	40,628
Intangible assets, net	19,496	19,746
Other assets	41,997	65,738
Total Assets	3,006,728	2,734,086
Current liabilities:
Notes payable to banks	16,219	78,729
Current maturities of long-term debt	40,885	1,697
Accounts payable	151,869	146,265
Accrued compensation and benefits	114,323	102,003
Deferred revenue	29,147	122,344
Deferred revenue from affiliates	27,806	38,719
Accrued voyage costs	46,399	39,515
Accrued commodity inventory	54,357	34,099
Other accrued liabilities	80,404	74,824
Total current liabilities	561,409	638,195
Long-term debt, less current maturities	116,367	91,407
Deferred income taxes	66,300	75,695
Accrued pension liability	106,673	78,817
Other liabilities and deferred credits	76,512	71,723
Total non-current liabilities	365,852	317,642
Commitments and contingent liabilities
Stockholders' equity:
Common stock of $1 par value. Authorized 1,250,000 shares; issued and outstanding 1,210,597 and 1,215,879 shares	1,211	1,216
Accumulated other comprehensive loss	(156,065)	(123,907)
Retained earnings	2,233,778	1,897,897
Total Seaboard stockholders' equity	2,078,924	1,775,206
Noncontrolling interests	543	3,043
Total equity	2,079,467	1,778,249
Total Liabilities and Stockholders' Equity	$ 3,006,728	$ 2,734,086

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, authorized shares	1,250,000	1,250,000
Common stock, issued shares	1,210,597	1,215,879
Common stock, outstanding shares	1,210,597	1,215,879

Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net earnings	$ 343,557	$ 283,012	$ 91,517
Adjustments to reconcile net earnings to cash from operating activities:
Depreciation and amortization	81,223	86,802	91,841
Gain on sale of power generating facilities	(52,923)
Loss (gain) from sale of fixed assets	(1,566)	(2,555)	530
Fixed asset impairment charge	5,600
Deferred income taxes	(1,558)	12,506	(15,298)
Pay-in-kind interest and accretion on note receivable from affiliate	(10,584)	(695)
Income from affiliates	(26,621)	(20,965)	(20,158)
Dividends received from affiliates	1,813	1,843	7,906
Other investment income, net	(249)	(14,145)	(15,500)
Foreign currency exchange (gain) loss	(336)	(140)	6,578
Gain on disputed sale, net of expenses			(16,787)
Changes in assets and liabilities, net of business acquired:
Receivables, net of allowance	(88,434)	(86,205)	93,861
Inventories	(118,731)	(40,053)	1,552
Other current assets	85,856	(2,570)	(58,823)
Current liabilities, exclusive of debt	(36,875)	107,482	69,738
Other, net	39,824	15,495	9,400
Net cash from operating activities	219,996	339,812	246,357
Cash flows from investing activities:
Purchase of short-term investments	(233,431)	(687,335)	(346,522)
Proceeds from the sale of short-term investments	220,823	695,384	211,403
Proceeds from the maturity of short-term investments	19,255	69,534	66,842
Short-term note receivable issued to affiliate, net	(30,096)
Investments in and advances to affiliates, net	(18,533)	(217,578)	71
Capital expenditures	(183,748)	(103,336)	(54,276)
Proceeds from the sale of fixed assets	4,882	7,655	3,255
Proceeds from the sale of power generating facilities	59,603		15,000
Advance payment on capital lease	(8,493)
Long-term notes receivable issued to affiliate	(13,037)	(100,000)
Principal payments received on long-term notes receivable from affiliate	2,827
Proceeds from syndication and subordinated loan fees		6,525
Sale (purchase) of long-term investments	(4,696)	552	(3,108)
Acquisition of business, net of cash acquired		(5,578)
Net proceeds from disputed sale			16,787
Other, net	1,394	1,140	46
Net cash from investing activities	(183,250)	(333,037)	(90,502)
Cash flows from financing activities:
Notes payable to banks, net	(62,510)	(2,535)	(95,072)
Proceeds from the issuance of long-term debt	64,967	16,352
Principal payments of long-term debt	(1,476)	(2,179)	(46,914)
Repurchase of common stock	(9,971)	(29,994)	(3,370)
Dividends paid		(10,963)	(3,711)
Dividends paid to noncontrolling interests	(148)	(36)	(112)
Other, net	452	370	(291)
Net cash from financing activities	(8,686)	(28,985)	(149,470)
Effect of exchange rate change on cash	2,326	1,477	(5,122)
Net change in cash and cash equivalents	30,386	(20,733)	1,263
Cash and cash equivalents at beginning of year	41,124	61,857	60,594
Cash and cash equivalents at end of year	$ 71,510	$ 41,124	$ 61,857

Consolidated Statement of Changes in Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Capital	Accumulated Other Comprehensive Loss	Retained Earnings	Noncontrolling Interest	Comprehensive Income
Balance at Dec. 31, 2008	$ 1,463,578	$ 1,240	$ 0	$ (111,703)	$ 1,569,818	$ 4,223
Comprehensive income:
Net earnings	91,517				92,482	(965)	91,517
Other comprehensive income net of income tax benefit of $12,604, $5,443 and $3,206 for the years ended 2011, 2010 and 2009, respectively:
Foreign currency translation adjustment	(9,365)			(9,365)			(9,365)
Unrealized gain (loss) on investments	798			798			798
Unrecognized pension cost	5,484			5,484			5,484
Total comprehensive income	88,434						88,434
Addition of noncontrolling interests	600					600
Dividends paid to noncontrolling interests	(112)					(112)
Repurchase of common stock	(3,370)	(3)			(3,367)
Dividends on common stock	(3,711)				(3,711)
Balance at Dec. 31, 2009	1,545,419	1,237	0	(114,786)	1,655,222	3,746
Comprehensive income:
Net earnings	283,012				283,611	(599)	283,012
Other comprehensive income net of income tax benefit of $12,604, $5,443 and $3,206 for the years ended 2011, 2010 and 2009, respectively:
Foreign currency translation adjustment	(3,704)			(3,704)			(3,704)
Unrealized gain (loss) on investments	(2,134)			(2,134)			(2,134)
Unrecognized pension cost	(3,283)			(3,283)			(3,283)
Total comprehensive income	273,891						273,891
Addition of noncontrolling interests	(68)					(68)
Dividends paid to noncontrolling interests	(36)					(36)
Repurchase of common stock	(29,994)	(21)			(29,973)
Dividends on common stock	(10,963)				(10,963)
Balance at Dec. 31, 2010	1,778,249	1,216	0	(123,907)	1,897,897	3,043
Comprehensive income:
Net earnings	343,557				345,847	(2,290)	343,557
Other comprehensive income net of income tax benefit of $12,604, $5,443 and $3,206 for the years ended 2011, 2010 and 2009, respectively:
Foreign currency translation adjustment	(12,398)			(12,389)		(9)	(12,398)
Unrealized gain (loss) on investments	(756)			(756)			(756)
Unrecognized pension cost	(19,065)			(19,013)		(52)	(19,065)
Total comprehensive income	311,338						311,338
Dividends paid to noncontrolling interests	(149)					(149)
Repurchase of common stock	(9,971)	(5)			(9,966)
Balance at Dec. 31, 2011	$ 2,079,467	$ 1,211	$ 0	$ (156,065)	$ 2,233,778	$ 543

Consolidated Statement of Changes in Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement of Changes in Equity
Other comprehensive income, income tax benefit	$ 12,604	$ 5,443	$ 3,206

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 1

Summary of Significant Accounting Policies

Operations of Seaboard Corporation and its Subsidiaries

Seaboard Corporation and its subsidiaries (Seaboard) is a diversified international agribusiness and transportation company. In the United States, Seaboard is primarily engaged in pork production and processing and ocean transportation. Overseas, Seaboard is primarily engaged in commodity merchandising, grain processing, sugar production, and electric power generation.  Seaboard also has an interest in turkey operations in the United States. Seaboard Flour LLC and SFC Preferred LLC (Parent Companies) are the owners of 73.8 percent of Seaboard’s outstanding common stock.

Principles of Consolidation and Investments in Affiliates

The consolidated financial statements include the accounts of Seaboard Corporation and its domestic and foreign subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation. Investments in non-controlled affiliates are accounted for by the equity method. Financial information from certain subsidiaries and affiliates is reported on a one- to three-month lag, depending on the specific entity.

Short-Term Investments

Short-term investments are retained for future use in the business and may include money market accounts, corporate bonds, mutual funds, municipal debt securities and U.S. government obligations and, on a limited basis, high yield bonds, domestic equity securities and foreign government bonds. Investments held by Seaboard that are categorized as available-for-sale are reported at their estimated fair value with any related unrealized gains and losses reported net of tax, as a component of accumulated other comprehensive income.  Investments held by Seaboard that are categorized as trading securities are reported at their estimated fair value with any unrealized gains and losses included in other investment income on the Consolidated Statement of Earnings. Debt securities that are categorized as held to maturity are recorded at amortized cost, which is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in interest income. Gains and losses on sale of investments are generally based on the specific identification method.

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and generally do not bear interest. The Power segment, however, collects interest on certain past due accounts, and the Commodity Trading and Milling segment provides extended payment terms for certain customers in certain countries due to local market conditions. The allowance for doubtful accounts is Seaboard’s best estimate of the amount of probable credit losses. For most operating segments, Seaboard uses a specific identification approach to determine, in management’s judgment, the collection value of certain past due accounts based on contractual terms. For the Marine segment, the allowance for doubtful accounts is based on an aging percentage methodology primarily based on historical write-off experience. Seaboard reviews its allowance for doubtful accounts monthly. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories

Seaboard uses the lower of last-in, first-out (LIFO) cost or market for determining inventory cost of live hogs, fresh pork product and related materials. Grain, flour and feed inventories at foreign milling operations are valued at the lower of weighted average cost or market.  All other inventories, including further processed pork products, are valued at the lower of first-in, first-out (FIFO) cost or market.

Deferred Costs

Deferred costs represent inventory delivered to customers and related shipping costs incurred for certain commodity trades that Seaboard has received the majority of payments for the trades (which are recorded as deferred revenues) but has not yet recognized as revenue, as the final sale price is not yet fixed and determinable. The corresponding deferred margin on such trades is not deemed material.

Property, Plant and Equipment

Property, plant and equipment are carried at cost and are being depreciated on the straight-line method over useful lives, ranging from 3 to 30 years.  Property, plant and equipment leases which are deemed to be installment purchase obligations have been capitalized and included in the property, plant and equipment accounts. Routine and planned major maintenance, repairs and minor renewals are expensed as incurred, while major renewals and improvements are capitalized.

Impairment of Long-Lived Assets

Long-lived assets, primarily property, plant and equipment, are reviewed for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are determined to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Notes Receivable from Affiliates

Seaboard monitors the credit quality of notes receivable from affiliates by obtaining and reviewing financial information for these affiliates on a monthly basis and by having Seaboard representatives serve on the Board of Directors of these affiliates.

Goodwill and Other Intangible Assets

Goodwill and other indefinite-life intangible assets are evaluated by reporting unit annually for impairment at the quarter end closest to the anniversary date of the acquisition, or more frequently if circumstances indicate that impairment is likely. Separable intangible assets with finite lives are amortized over their estimated useful lives. Any one event or a combination of events such as change in the business climate, a negative change in relationships with significant customers and changes to strategic decisions, including decisions to expand made in response to economic or competitive conditions could require an interim assessment prior to the next required annual assessment. The most recent impairment tests performed and current market conditions indicated goodwill and other intangible assets are not impaired as of December 31, 2011.

Accrued Self-Insurance

Seaboard is self-insured for certain levels of workers’ compensation, health care coverage, property damage and general, vehicle and product recall liability. The cost of these self-insurance programs is accrued based upon estimated settlements for known and anticipated claims. Changes in estimates to previously recorded reserves are reflected in current operating results.

Deferred Grants

Included in other liabilities at December 31, 2011 and 2010 was $5,631,000 and $6,047,000, respectively, of deferred grants. The deferred grants represent economic development funds contributed by government entities that were limited to construction of a pork processing facility in Guymon, Oklahoma. Deferred grants are being amortized as a reduction of depreciation expense over the life of the assets acquired with the funds.

Asset Retirement Obligation

Seaboard has recorded long-lived assets and a related liability for the asset retirement obligation costs associated with the closure of the hog lagoons it is legally obligated to close in the future should Seaboard cease operations or plan to close such lagoons voluntarily in accordance with a changed operating plan. Based on detailed assessments and appraisals obtained to estimate the future retirement costs, Seaboard has determined and recorded the present value of the projected costs in non-current other liabilities on the Consolidated Balance Sheet, with the retirement asset depreciated over the economic life of the related asset. The following table shows the changes in the asset retirement obligation during 2011 and 2010:

	Years ended December 31,
(Thousands of dollars)	2011	2010
Beginning balance	$12,028	$11,090
Accretion expense	1,007	938
Liability for additional lagoons placed in service	74	–
Ending balance	$13,109	$12,028

Income Taxes

Deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. However, in the future, as these timing differences reverse, a lower statutory tax rate may apply pursuant to the provisions for domestic manufacturers of the American Jobs Creation Act of 2004.  In accordance with U.S. GAAP, Seaboard will recognize the benefit or cost of this change in the future.

Revenue Recognition

As a result of a marketing agreement with Triumph Foods, Seaboard’s sales prices for its pork products included in product revenues are primarily based on a margin sharing arrangement that considers the average sales price and mix of products sold from both Seaboard’s and Triumph Foods’ hog processing plants. Seaboard earns a fee for marketing the pork products of Triumph Foods, and recognizes this fee as service revenue primarily based on the number of head processed by Triumph Foods. Revenue of the commodity trading business is recognized when the commodity is delivered to the customer, collection is reasonably assured and the sales price is fixed or determinable. Revenue of the containerized cargo service is recognized ratably over the transit time for each voyage, with expenses associated with containerized cargo service being recognized as incurred. Revenues from all other commercial exchanges are recognized at the time products are shipped or delivered in accordance with shipping terms or services rendered, the customer takes ownership and assumes risk of loss, collection is reasonably assured and the sales price is fixed or determinable.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include those related to allowance for doubtful accounts, valuation of inventories, impairment of long-lived assets, goodwill and other intangible assets, income taxes and accrued pension liability. Actual results could differ from those estimates.

Earnings Per Common Share

Earnings per common share are based upon the weighted average shares outstanding during the period. Basic and diluted earnings per share are the same for all periods presented.

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, management considers all demand deposits and overnight investments as cash equivalents. The following table shows the amounts paid for interest and income taxes:

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Interest (net of amounts capitalized)	$6,786	$8,377	$13,845
Income taxes (net of refunds)	126,730	69,626	(10,542)

Included in property, plant and equipment is capitalized interest in the amount of $6,723,000, $3,350,000 and $702,000 for 2011, 2010 and 2009, respectively.

Supplemental Non-Cash Transactions

As discussed in Note 13, during the third quarter of 2010, Seaboard acquired a majority interest in a commodity origination, storage and processing business in Canada. Total cash paid, net of cash acquired, was $5,578,000, and increased working capital by $1,254,000, fixed assets by $4,637,000, other long-term assets in the amount of $833,000, deferred tax liabilities by $896,000 and non-controlling interest by $250,000.

As discussed in Note 4, as of December 31, 2011 and 2010, Seaboard had a note receivable from an affiliate which accrues pay-in-kind interest income.  Non-cash, pay-in-kind interest income and accretion of discount recognized on this note receivable for the years ended December 31, 2011 and 2010 was $10,584,000 and 695,000, respectively.

Foreign Currency Transactions and Translation

Seaboard has operations in and transactions with customers in a number of foreign countries. The currencies of the countries fluctuate in relation to the U.S. dollar. Certain of the major contracts and transactions, however, are denominated in U.S. dollars. In addition, the value of the U.S. dollar fluctuates in relation to the currencies of countries where certain of Seaboard’s foreign subsidiaries and affiliates primarily conduct business. These fluctuations result in exchange gains and losses. The activities of these foreign subsidiaries and affiliates are primarily conducted with U.S. subsidiaries or operate in hyper-inflationary environments. As a result, the financial statements of certain foreign subsidiaries and affiliates are re-measured using the U.S. dollar as the functional currency.

Included in foreign currency gain (loss), net for the years ended December 31, 2009, was a foreign currency gain of $4,794,000. This gain reflected the re-measurement of a note payable denominated in Japanese Yen of a foreign consolidated subsidiary accounted for on a one-month lag, except for this re-measurement of this note payable. The currency gain for 2009 was primarily offset by a mark-to-market currency loss for December in 2009 from a foreign currency derivative contract. The note payable and related foreign currency derivative were terminated in December 2009.

Seaboard’s Sugar segment, a consolidated subsidiary in Canada (Commodity Trading and Milling segment) and seven non-controlled, non-consolidated affiliates (Commodity Trading and Milling segment businesses in Australia, Colombia, Guyana, Kenya, Lesotho and Zambia), use local currency as their functional currency. Assets and liabilities of these subsidiaries are translated to U.S. dollars at year-end exchange rates, and income and expense items are translated at average rates. Translation gains and losses are recorded as components of other comprehensive loss. For these entities, U.S. dollar denominated net asset or liability conversions to the local currency are recorded through income.

Derivative Instruments and Hedging Activities

Seaboard recognizes all derivatives as either assets or liabilities at their fair values. Accounting for changes in the fair value of a derivative depends on its designation and effectiveness. Derivatives qualify for treatment as hedges for accounting purposes when there is a high correlation between the change in fair value of the instrument and the related change in value of the underlying commitment. In order to designate a derivative financial instrument as a hedge for accounting purposes, extensive record keeping is required. For derivatives that qualify as hedges for accounting purposes, the change in fair value has no net impact on earnings, to the extent the derivative is considered effective, until the hedged transaction affects earnings. For derivatives that are not designated as hedging instruments for accounting purposes, or for the ineffective portion of a hedging instrument, the change in fair value does affect current period net earnings.

Seaboard holds and issues certain derivative instruments to manage various types of market risks from its day-to-day operations, primarily including commodity futures and option contracts and foreign currency exchange agreements, and from time to time, interest rate exchange agreements. While management believes each of these instruments primarily are entered into in order to effectively manage various market risks, as of December 31, 2011, none of the derivatives are designated and accounted for as hedges, primarily as a result of the extensive record-keeping requirements. Seaboard also enters into speculative derivative transactions related to its market risks.

Recent Accounting Standards Not Yet Adopted

In May 2011, the Financial Accounting Standards Board (FASB) issued guidance to amend the requirements related to fair value measurement which changed the wording used to describe many requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. Additionally, the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements. The amended guidance was effective for Seaboard on January 1, 2012.  The adoption of this guidance is not expected to have a material impact on Seaboard’s financial position or net earnings.

In June 2011, the FASB issued guidance to revise the manner in which entities present comprehensive income in the financial statements.  The new guidance removes the footnote presentation option currently used by Seaboard and requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements.  Seaboard will be required to make this change in presentation in the first quarter of 2012.  The adoption of this guidance will not have an impact on Seaboard’s financial position or net earnings.

In September 2011, the FASB issued guidance to allow entities the option of performing a qualitative assessment to test goodwill for impairment.  This guidance permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value.  If it is concluded that this is the case, it is necessary to perform the currently prescribed two-step goodwill impairment test.  Otherwise, the two-step goodwill impairment test is not required.  Seaboard adopted this guidance on January 1, 2012.  The adoption of this guidance will not have an impact on Seaboard’s financial position or net earnings.

Investments	12 Months Ended
Dec. 31, 2011
Investments
Investments

Note 2

Investments

All of Seaboard’s available-for-sale and trading securities are classified as current assets, as they are readily available to support Seaboard’s current operating needs.  As of December 31, 2011 and 2010, the available-for-sale investments primarily consisted of money market funds, corporate bonds, fixed rate municipal notes and bonds and U.S. Government obligations. At December 31, 2011 and 2010, amortized cost and estimated fair market value were not materially different for these investments. At December 31, 2011 and 2010, money market funds included $25,755,000 and $78,338,000 denominated in euros. As of December 31, 2011 and 2010, the trading securities primarily consisted of high yield debt securities. As of December 31, 2011 and 2010, unrealized gains related to trading securities were $376,000 and $1,571,000, respectively.

The following is a summary of the amortized cost and estimated fair value of short-term investments for both available for sale and trading securities at December 31, 2011 and 2010:

	2011		2010
	Amortized	Fair	Amortized	Fair
(Thousands of dollars)	Cost	Value	Cost	Value
Money market funds	$139,420	$139,420	$110,164	$110,164
Corporate bonds	88,589	89,146	81,214	82,351
Fixed rate municipal notes and bonds	17,718	17,788	20,564	20,648
Emerging markets debt mutual fund	17,693	16,399	–	–
Collateralized mortgage obligations	14,915	15,011	12,329	12,380
U.S. Government agency securities	9,720	9,757	10,142	10,184
U.S. Treasury securities	4,848	4,905	7,139	7,148
Asset backed debt securities	3,533	3,533	2,847	2,848
Enhanced cash mutual fund	–	–	60,256	60,302
Other	1,480	1,484	2,360	2,355
Total available-for-sale short-term investments	297,916	297,443	307,015	308,380
High yield trading debt securities	20,155	20,750	19,447	20,783
Emerging markets trading debt mutual funds	2,620	2,487	–	–
Emerging markets trading debt securities	2,444	2,355	1,918	2,072
Other trading debt securities	218	221	889	970
Total short-term investments	$323,353	$323,256	$329,269	$332,205

The following table summarizes the estimated fair value of fixed rate securities designated as available-for-sale, classified by the contractual maturity date of the security as of December 31, 2011:

(Thousands of dollars)	2011
Due within one year	$31,349
Due after one year through three years	60,281
Due after three years	23,892
Total fixed rate securities	$115,522

In addition to its short-term investments, Seaboard also has trading securities related to Seaboard’s deferred compensation plans classified in other current assets on the Consolidated Balance Sheets. See Note 9 for information on the types of trading securities held related to the deferred compensation plans and Note 10 for a discussion of assets held in conjunction with investments related to Seaboard’s defined benefit pension plan.

Inventories	12 Months Ended
Dec. 31, 2011
Inventories
Inventories

Note 3

Inventories

The following table is a summary of inventories at the end of each year:

	December 31,
(Thousands of dollars)	2011	2010
At lower of LIFO cost or market:
Live hogs and materials	$228,624	$200,600
Fresh pork and materials	29,426	24,779
	258,050	225,379
LIFO adjustment	(57,783)	(24,085)
Total inventories at lower of LIFO cost or market	200,267	201,294
At lower of FIFO cost or market:
Grains and oilseeds	251,839	203,232
Sugar produced and in process	78,730	50,190
Other	63,449	44,013
Total inventories at lower of FIFO cost or market	394,018	297,435
Grain, flour and feed at lower of weighted average cost or market	50,645	35,032
Total inventories	$644,930	$533,761

The use of the LIFO method decreased 2011 and 2010 earnings by $20,556,000 ($16.92 per common share) and $780,000 ($0.64 per common share), and increased 2009 net earnings by $10,898,000 ($8.81 per common share), respectively. If the FIFO method had been used for certain inventories of the Pork segment, inventories would have been higher by $57,783,000 and $24,085,000 as of December 31, 2011 and 2010, respectively.

Investments in and Advances to Affiliates and Notes Receivable from Affiliates	12 Months Ended
Dec. 31, 2011
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and Advances to Affiliates and Notes Receivable from Affiliates

Note 4

Investments in and Advances to Affiliates and Notes Receivable from Affiliates

Seaboard’s investments in and advances to non-controlled, non-consolidated affiliates are primarily related to Butterball, LLC (Butterball), as discussed below, and businesses conducting flour, maize and feed milling and poultry production and processing. As of December 31, 2011, the location and percentage ownership of these affiliates excluding Butterball are as follows: Democratic Republic of Congo (50%), Lesotho (50%), Kenya (35%-49%), Nigeria (25%-48%), and Zambia (49%) in Africa; Colombia (40%) and Ecuador (25%-50%) in South America, and Haiti (23%) in the Caribbean. Also, Seaboard has investments in grain trading businesses in Australia (25%), North Carolina (50%) and Peru (50%). Seaboard generally is the primary provider of choice for grains, feed and supplies purchased by these non-controlled affiliates. As Seaboard conducts its commodity trading business with third parties, consolidated subsidiaries and affiliates on an interrelated basis, cost of sales on affiliates cannot be clearly distinguished without making numerous assumptions, primarily with respect to mark-to-market accounting for commodity derivatives. In addition, Seaboard has investments in and advances to two sugar-related businesses in Argentina (46%-50%).  The equity method is used to account for all of the above investments.

On December 6, 2010, Seaboard Corporation acquired a 50% non-controlling voting interest in Butterball from Maxwell Farms, LLC, Goldsboro Milling Company and GM Acquisition LLC (collectively, the Maxwell Group) for a cash purchase price of $177,500,000.  Butterball is a vertically integrated producer, processor and marketer of branded and non-branded turkeys and other turkey products. Seaboard purchased its interest in Butterball from the Maxwell Group after the Maxwell Group had reacquired a 49% interest held by Murphy-Brown, LLC (Murphy-Brown), a subsidiary of Smithfield Foods, Inc.  The other 50% ownership interest in Butterball will continue to be owned by the Maxwell Group.  In connection with the purchase, Butterball also acquired the live turkey growing and related assets of the Maxwell Group and of Murphy-Brown. As of December 31, 2011, Butterball had intangible assets of $111,000,000 for trade name and $60,265,000 for goodwill.  The equity method is used to account for this investment.

In connection with this transaction, Seaboard provided Butterball with a $100,000,000 unsecured subordinated loan (the subordinated loan) with a seven-year maturity and interest of 15% per annum, comprised of 5% payable in cash semi-annually, plus 10% pay-in-kind interest, compounded semi-annually which accumulates and is paid at maturity.  In connection with providing the subordinated loan, Seaboard received detachable warrants, which upon exercise for a nominal price, would enable Seaboard to acquire an additional 5% equity interest in Butterball. Seaboard can exercise these warrants at any time before December 6, 2020. Butterball has the right to repurchase the warrants for fair market value. The warrant agreement essentially provides Seaboard with a 52.5% economic interest, as these warrants are in substance an additional equity interest. Therefore, Seaboard recorded 52.5% of Butterball’s earnings as Income from Affiliates in the Consolidated Statement of Earnings. However, all significant corporate governance matters would continue to be shared equally between Seaboard and Maxwell even if the warrants are exercised, unless Seaboard already owns a majority of the voting rights at the time of exercise. The warrants qualify for equity treatment under accounting standards. Accordingly, as of December 6, 2010, the warrants were allocated a value of $10,586,000, classified as Investments in and Advances to Affiliates on the Consolidated Balance Sheet, and the subordinated loan was allocated a discounted value of $89,414,000, classified as Notes Receivable from Affiliate on the Consolidated Balance Sheet, of the total $100,000,000 subordinated financing discussed above.  The discount on the subordinated loan is being accreted monthly in interest income through the maturity date of December 6, 2017.  Also as part of issuing the subordinated loan, Seaboard received a $2,000,000 cash fee from Butterball as consideration for providing this financing that is being amortized over the term of the subordinated loan.  At December 31, 2011 and 2010, the recorded balance of this Note Receivable from Affiliate was $100,693,000 and $90,109,000, respectively.

In addition, in connection with this transaction Seaboard arranged financing to refinance the existing Butterball debt with third party lenders. For these services, in December 2010, Seaboard received a cash syndication fee from Butterball of $4,525,000, net of arrangement fees paid to several banks who assisted with the third party financing. Since Seaboard has a 52.5% economic interest in Butterball, Seaboard only recognized 47.5% of this net syndication fee in December 2010 in Other Investment Income in the Consolidated Statement of Earnings. The remaining net syndication fee is being amortized over the five year term of the related Butterball debt through December 2015.

During the third quarter of 2011, Seaboard provided a term loan of $13,037,000 to Butterball to pay off capital leases for certain fixed assets which originally were financed with third parties.  The effective interest rate on this term loan is approximately 12%.  Although the term loan expires on January 31, 2018, Seaboard anticipates that Butterball will pay off the term loan prior to such expiration date as Butterball is expected to sell all of the related assets and is required to remit the proceeds from such sale to Seaboard to repay the loan. As of December 31, 2011, the balance of the term loan recorded in Notes Receivable from Affiliate was $10,210,000.  Also, during the third quarter of 2011, Seaboard made an additional capital contribution of $5,598,000 in Butterball to assist Butterball in its acquisition of certain live growing facilities.  Maxwell Farms, LLC, made an equal capital contribution.

In October 2010, Seaboard acquired for $5,000,000 a 25% non-controlling interest in a commodity trading business in Australia. Also in October 2010, Seaboard combined its existing investment in poultry operations in Africa with another existing African based poultry business. Seaboard invested an additional $10,500,000 in this newly-combined poultry business, for a total investment of $16,988,000, which represents a 50% non-controlling interest. This newly-combined business has operations primarily in Kenya and Zambia, and is also expanding by building new operations in the Democratic Republic of Congo.  In the second quarter of 2011, Seaboard’s interest in this business was reduced from 50% to 49%.

In July 2010, Seaboard finalized an agreement to invest in a bakery to be built in Central Africa. Seaboard will have a 50% non-controlling interest in this business. The total project cost is estimated to be $60,500,000, but Seaboard’s total investment has not yet been determined, pending finalization of third party financing alternatives for a portion of the project. It is anticipated that the bakery will become fully operational in the second half of 2012. As of December 31, 2011, Seaboard had invested $21,477,000 in this project.

In March 2010, Seaboard acquired a 50% non-controlling interest in an international specialty grain trading business, PS International, LLC (PSI), located in North Carolina for approximately $7,650,000. There was an initial payment of $6,000,000 made in March 2010, an additional payment of $990,000 in the fourth quarter of 2010, with the remaining $660,000 paid in the first half of 2011 upon verification of the balance sheet as of the date of closing and collection of certain receivables outstanding.  In the fourth quarter of 2011, Seaboard provided a $35,000,000 line of credit to PSI to pay off a credit facility with third party banks used for working capital needs.  The line of credit has an interest rate of prime plus 1%, a 0.5% commitment fee on the unused portion and is secured by the assets of the affiliate.  As of December 31, 2011, Seaboard had a due from affiliates receivable balance of $30,096,000 for amounts advanced under this line of credit.  Effective, January 1, 2012, Seaboard began consolidation accounting and discontinued the equity method of accounting for this investment in PSI with Seaboard’s ownership interest increasing from 50% to 70% as a result of Seaboard’s initial payment of $3,660,000 in January 2012.  The final amount of this additional investment will be determined during 2012 upon final verification of certain balance sheet items as of December 31, 2011.  Pro forma results of operations are not presented, as the effects of consolidation are not material to Seaboard’s results of operations.

In prior years, Seaboard’s equity investments in its Nigerian non-consolidated affiliates were written down to zero, and Seaboard suspended use of the equity method of accounting for these non-consolidated affiliates, as losses allocated to Seaboard exceeded the investment. During the fourth quarter of 2009, the application of the equity method of accounting was resumed for these entities as a result of Seaboard’s proportionate share of income exceeding the share of losses not recognized during the prior periods. A significant contributing factor to this change in accounting treatment was the result of one of the entities discontinuing its feed mill operations by selling its trade name and certain assets to an entity in exchange for a non-controlling ownership in such entity and a separate sale of land and building to a third party for cash. Seaboard’s proportionate share of these two asset sales represented approximately $2,323,000 of the income from affiliates for 2009.

Combined condensed financial information of the non-controlled, non-consolidated affiliates for their fiscal periods ended within each of Seaboard’s years ended were as follows (the 2010 net sales and 2010 net income for the Turkey segment below represent the period from December 6, 2010 to December 31, 2010):

Commodity Trading and Milling Segment	December 31,
(Thousands of dollars)	2011	2010	2009
Net sales	$1,750,714	1,117,440	1,051,621
Net income	$33,058	47,594	45,867
Total assets	$864,802	581,755	412,849
Total liabilities	$480,328	250,076	215,146
Total equity	$384,474	331,679	197,703

Sugar Segment	December 31,

(Thousands of dollars)	2011	2010	2009
Net sales	$12,880	20,132	22,293
Net income	$950	2,064	2,169
Total assets	$10,743	10,248	11,544
Total liabilities	$3,851	3,791	6,265
Total equity	$6,892	6,457	5,279

Turkey Segment	December 31,
(Thousands of dollars)	2011	2010
Net sales	$1,375,751	83,409
Net income (loss)	$24,250	(1,901)
Total assets	$819,618	725,464
Total liabilities	$428,361	360,673
Total equity	$391,257	364,791

At December 31, 2011, Seaboard’s carrying value of certain of these investments in affiliates in the Commodity Trading and Milling segment was $11,125,000 more than its share of the affiliate’s book value. The excess is attributable primarily to the valuation of property, plant and equipment and intangible assets. The amortizable assets are being amortized to earnings from affiliates over the remaining life of the assets.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment
Property, Plant and Equipment

Note 5

Property, Plant and Equipment

The following table is a summary of property, plant and equipment at the end of each year:

	Useful	December 31,
(Thousands of dollars)	Lives	2011	2010
Land and improvements	0-15 years	$173,517	$166,201
Buildings and improvements	30 years	376,659	348,160
Machinery and equipment	3-20 years	794,435	727,148
Vessels and vehicles	3-18 years	147,125	144,380
Office furniture and fixtures	5 years	28,376	26,527
Construction in progress		136,396	83,896
		1,656,508	1,496,312
Accumulated depreciation and amortization		(859,686)	(795,181)
Net property, plant and equipment		$796,822	$701,131

During the second quarter of 2009, Seaboard started operations at its ham boning and processing plant in Mexico.  Despite being in operation for over two years, overall results have been below expectations with inconsistencies in margins and volumes. In the third quarter of 2011, Seaboard performed an impairment evaluation of this plant and determined there was an impairment loss based on management’s current cash flow assumptions and probabilities of outcomes. This analysis resulted in a $5,600,000 impairment charge recorded in cost of sales on the Consolidated Statement of Earnings during the third quarter of 2011 to write down the recorded value of these assets to the estimated fair value.  As this plant is not wholly-owned by Seaboard, this impairment charge is partially offset by a reduction (loss attributable) to noncontrolling interest of $1,830,000.  Accordingly, the total impact on net earnings attributable to Seaboard, net of taxes, was $2,300,000.  The remaining net book value of these assets as of December 31, 2011 was $3,840,000.

Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets, Net
Goodwill and Intangible Assets, Net

Note 6

Goodwill and Intangible Assets, Net

Goodwill and intangible assets relate to the 2005 acquisition of Daily’s, a bacon processor located in the western United States, and the related subsequent repurchase of a non-controlling interest of Seaboard Foods LLC in the Pork segment.

The following table is a summary of intangible assets at the end of each year:

	December 31,
(Thousands of dollars)	2011	2010
Intangibles subject to amortization:
Gross carrying amount customer relationships	$9,045	$9,045
Accumulated amortization customer relationships	(6,549)	(6,299)
Intangibles subject to amortization, net	2,496	2,746
Intangibles not subject to amortization:
Carrying amount-trade names and registered trademarks	17,000	17,000
Total intangible assets, net	$19,496	$19,746

The amortization expense of amortizable intangible assets for the years ended December 31, 2011, 2010 and 2009 was $250,000, $930,000 and $1,610,000, respectively. Amortization expense for the five succeeding years is $250,000 each year.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

Note 7

Income Taxes

Income taxes attributable to continuing operations for the years ended December 31, 2011, 2010 and 2009 differed from the amounts computed by applying the statutory U.S. Federal income tax rate of 35% to earnings (loss) before income taxes excluding non-controlling interest for the following reasons:

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Computed “expected” tax expense excluding non-controlling interest	$155,714	$127,625	$31,572
Adjustments to tax expense attributable to:
Foreign tax differences	(40,733)	(33,322)	(20,332)
Tax-exempt investment income	(116)	(974)	(1,809)
State income taxes, net of federal benefit	3,849	1,803	(3,010)
Change in valuation allowance	(754)	(6,189)	(2,146)
Federal tax credits	(5,153)	(3,351)	(3,672)
Change in pension deferred tax	(199)	(329)	(3,508)
Domestic manufacturing deduction	(8,012)	(4,837)	(459)
Other	(5,545)	607	1,088
Total income tax expense (benefit)	$99,051	$81,033	$(2,276)

Most of Seaboard’s foreign tax differences are attributable to a significant portion of the earnings from Seaboard’s foreign operations being subject to no income tax or a tax rate which is considerably lower than the U.S. corporate tax rate.

Earnings before income taxes consisted of the following:

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
United States	$300,992	$223,401	$(14,511)
Foreign	143,906	141,243	104,717
Total earnings excluding non-controlling interest	444,898	364,644	90,206
Less net loss attributable to non-controlling interest	2,290	599	965
Total earnings before income taxes	$442,608	$364,045	$89,241

The components of total income taxes were as follows:

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Current:
Federal	$79,069	$48,814	$943
Foreign	15,318	15,855	8,454
State and local	6,549	2,924	(125)
Deferred:
Federal	(1,761)	13,204	(18,216)
Foreign	(232)	15	10,285
State and local	108	221	(3,617)
Income tax expense (benefit)	99,051	81,033	(2,276)
Unrealized changes in other comprehensive income	(12,604)	(5,443)	(3,206)
Total income taxes	$86,447	$75,590	$(5,482)

As of December 31, 2011 and 2010, Seaboard had income taxes receivable of $33,539,000 and $12,234,000, respectively, primarily related to domestic tax jurisdictions, and had income taxes payable of $2,604,000 and $7,066,000, respectively, primarily related to foreign tax jurisdictions.

Components of the net deferred income tax liability at the end of each year were as follows:

	December 31,
(Thousands of dollars)	2011	2010
Deferred income tax liabilities:
Cash basis farming adjustment	$10,581	$10,724
Depreciation	109,409	98,692
LIFO	27,927	29,017
Other	4,406	3,768
	$152,323	$142,201
Deferred income tax assets:
Reserves/accruals	$83,816	$67,244
Tax credit carry-forwards	11,217	9,554
Deferred earnings of foreign subsidiaries	12,672	6,274
Net operating and capital loss carry-forwards	15,800	18,727
Foreign minimum tax credit carry-forward	–	10,400
Other	2,041	3,364
	125,546	115,563
Valuation allowance	16,320	30,664
Net deferred income tax liability	$43,097	$57,302

Seaboard recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense. For the years ended December 31, 2011, 2010 and 2009, such interest and penalties were not material. The Company had approximately $1,377,000 and $1,323,000 accrued for the payment of interest and penalties on uncertain tax positions at December 31, 2011, and 2010, respectively.

As of December 31, 2011 and 2010, Seaboard had $7,898,000 and $3,548,000, respectively, in total unrecognized tax benefits all of which, if recognized, would affect the effective tax rate. Seaboard does not have any material uncertain tax positions in which it is reasonably possible that the total amounts of the unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date.  The following table is a reconciliation of the beginning and ending amount of unrecognized tax benefits:

(Thousands of dollars)	2011	2010
Beginning balance at January 1	$3,548	$3,395
Additions for uncertain tax positions of prior years	66	596
Decreases for uncertain tax positions of prior years	(109)	(367)
Additions for uncertain tax positions of current year	4,791	21
Settlements	–	(97)
Lapse of statute of limitations	(398)	–
Ending balance at December 31	$7,898	$3,548

Seaboard’s tax returns are regularly audited by federal, state and foreign tax authorities, which may result in adjustments. Seaboard’s U.S. federal income tax years’ are closed through 2005. Seaboard’s 2006-2009 U.S. income tax returns are currently under IRS examination.

As of December 31 2011, Seaboard had not provided for U.S. Federal Income and foreign withholding taxes on $845,369,000 of undistributed earnings from foreign operations, as Seaboard intends to reinvest such earnings indefinitely outside of the United States. Determination of the tax that might be paid on these undistributed earnings if eventually remitted is not practical.

Seaboard had a tax holiday in the Dominican Republic for the Power segment in 2011, 2010 and 2009, which resulted in tax savings of approximately $16,275,000, $3,434,000 and $3,259,000, or $13.40, $2.80 and $2.63 per diluted earnings per common share for the years ended December 31, 2011, 2010 and 2009, respectively. The tax holiday will cease on April 1, 2012.

Management believes Seaboard’s future taxable income will be sufficient for full realization of the net deferred tax assets. The valuation allowance relates to the tax benefits from foreign net operating losses. Management does not believe these benefits are more likely than not to be realized due to limitations imposed on the deduction of these losses. At December 31, 2011, Seaboard had foreign net operating loss carry-forwards (NOLs) of approximately $51,836,000 a portion of which expire in varying amounts between 2012 and 2017, while others have indefinite expiration periods.

At December 31, 2011, Seaboard had state tax credit carry-forwards of approximately $17,257,000, net of valuation allowance, all of which carry-forward indefinitely.

Notes Payable and Long-Term Debt	12 Months Ended
Dec. 31, 2011
Notes Payable and Long-Term Debt
Notes Payable and Long-Term Debt

Note 8

Notes Payable and Long-Term Debt

Notes payable amounting to $16,219,000 and $78,729,000 at December 31, 2011 and 2010, respectively, consisted of obligations due banks on demand or based on Seaboard’s ability and intent to repay within one year. At December 31, 2011, Seaboard had a committed bank line totaling $300,000,000, maturing July 10, 2013, and uncommitted bank lines totaling approximately $182,966,000, of which $132,966,000 of the uncommitted lines relate to foreign subsidiaries. At December 31, 2011, there were no borrowings outstanding under the committed line, and borrowings outstanding under the uncommitted lines totaled $16,219,000, all related to foreign subsidiaries.  The uncommitted borrowings outstanding at December 31, 2011 primarily represented $11,974,000 denominated in South African rand. Also included in notes payable at December 31, 2010 was a term note of $45,000,000 denominated in U.S. dollars related to the Sugar segment in Argentina, which was repaid in November 2011. The weighted average interest rates for outstanding notes payable were 9.34% and 5.79% at December 31, 2011 and 2010, respectively.

At December 31, 2011, Seaboard’s borrowing capacity under its committed and uncommitted lines was reduced by letters of credit (LCs) totaling $48,078,000 and $25,045,000, respectively, primarily including $26,385,000 of LCs for Seaboard’s outstanding Industrial Development Revenue Bonds (IDRBs) and $21,500,000 related to insurance coverages.

The notes payable to banks under the credit lines are unsecured. The lines of credit do not require compensating balances. Facility fees on these agreements are not material.

On September 17, 2010, Seaboard entered into a credit agreement for $114,000,000 at a fixed rate of 5.34% for the financing of a new power generating facility in the Dominican Republic, as discussed in Note 13. The credit facility will mature in December 2021 and is secured by the power generating facility.  At December 31, 2011, $81,318,000 had been borrowed from this credit facility.

The following table is a summary of long-term debt at the end of each year:

	December 31,
(Thousands of dollars)	2011	2010
Private placements:
6.21% senior notes, due 2012	$1,072	$2,143
6.92% senior notes, due 2012	31,000	31,000
Industrial Development Revenue Bonds, floating rates (1.27% - 2.10% at December 31, 2011) due 2014 through 2027	41,800	41,800
Foreign subsidiary obligation, 5.34%, due 2012 through 2021	81,318	16,352
Foreign subsidiary obligation, floating rate	206	221
Capital lease obligations and other	1,856	1,588
	157,252	93,104
Current maturities of long-term debt	(40,885)	(1,697)
Long-term debt, less current maturities	$116,367	$91,407

Of the 2011 foreign subsidiary obligations, $81,318,000 was payable in U.S. dollars and $206,000 was payable in Argentine pesos.  Of the 2010 foreign subsidiary obligations, $16,352,000 was payable in U.S. dollars and $221,000 was payable in Argentine pesos.

The terms of the note agreements pursuant to which the senior notes, IDRBs, bank debt and credit lines were issued require, among other terms, the maintenance of certain ratios and minimum net worth, the most restrictive of which requires consolidated funded debt not to exceed 50% of consolidated total capitalization; an adjusted leverage ratio of less than 3.5 to 1.0; requires the maintenance of consolidated tangible net worth, as defined, of not less than $1,150,000,000, plus 25% of cumulative consolidated net income beginning March 29, 2008; limits aggregate dividend payments to $10,000,000, plus 50% of consolidated net income, less 100% of consolidated net losses beginning January 1, 2002, plus the aggregate amount of Net Proceeds of Capital Stock for such period ($800,000,000 as of December 31, 2011) or $15,000,000 per year under certain circumstances; limits the sum of subsidiary indebtedness and priority indebtedness to 10% of consolidated tangible net worth; and limits Seaboard’s ability to acquire investments and sell assets under certain circumstances. Seaboard is in compliance with all restrictive debt covenants relating to these agreements as of December 31, 2011.

Annual maturities of long-term debt at December 31, 2011 are as follows: $40,885,000 in 2012, $8,688,000 in 2013, $16,085,000 in 2014, $8,132,000 in 2015, $8,132,000 in 2016 and $75,330,000 thereafter.

Derivatives and Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivatives and Fair Value of Financial Instruments
Derivatives and Fair Value of Financial Instruments

Note 9

Derivatives and Fair Value of Financial Instruments

U.S. GAAP discusses several valuation techniques, such as the market approach (prices and other relevant information generated by market conditions involving identical or comparable assets or liabilities), the income approach (techniques to convert future amounts to single present amounts based on market expectations including present value techniques and option pricing) and the cost approach (amount that would be required to replace the service capacity of an asset which is often referred to as replacement cost). U.S. GAAP utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

Level 1: Quoted Prices in Active Markets for Identical Assets - Observable inputs such as unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2: Significant Other Observable Inputs - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Significant Unobservable Inputs - Unobservable inputs that reflect the reporting entity’s own assumptions.

The following tables show assets and liabilities measured at fair value (derivatives exclude margin accounts) on a recurring basis as of December 31, 2011 and 2010 respectively, and also the level within the fair value hierarchy used to measure each category of assets:

	Balance
	December 31,
(Thousands of dollars)	2011	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities – short-term
investments:
Money market funds	$139,420	$139,420	$–	$–
Corporate bonds	89,146	–	89,146	–
Fixed rate municipal notes and bonds	17,788	–	17,788	–
Emerging markets debt mutual fund	16,399	16,399	–	–
Collateralized mortgage obligations	15,011	–	15,011	–
U.S. Government agency securities	9,757	–	9,757	–
U.S. Treasury securities	4,905	–	4,905	–
Asset backed debt securities	3,533	–	3,533	–
Other	1,484	–	1,484	–
Trading securities- short term investments:
High yield debt securities	20,750	–	20,750	–
Emerging markets trading debt mutual fund	2,487	2,487	–	–
Emerging markets trading debt securities	2,355	–	2,355	–
Other debt securities	221	–	221	–
Trading securities – other current assets:
Domestic equity securities	13,563	13,563	–	–
Foreign equity securities	7,490	3,991	3,499	–
Money market funds	4,521	4,521	–	–
Fixed income mutual funds	4,483	4,483	–	–
U.S. Government agency securities	2,085	–	2,085	–
U.S. Treasury securities	1,474	–	1,474	–
Corporate bonds	72	–	72	–
Other	236	159	77	–
Derivatives
Commodities (1)	5,144	5,144	–	–
Interest rate swaps	–	–	–	–
Foreign currencies	2,247	–	2,247	–
Total Assets	$364,571	$190,167	$174,404	$–
Liabilities:
Derivatives:
Commodities (1)	$5,529	$5,529	$–	$–
Interest rate swaps	11,268	–	11,268	–
Foreign currencies	3,380	–	3,380	–
Total Liabilities	$20,177	$5,529	$14,648	$–

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2011, the commodity derivatives had a margin account balance of $8,619,000 resulting in a net other current asset on the Consolidated Balance Sheets of $8,234,000.

	Balance
	December 31,
(Thousands of dollars)	2010	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities – short-term
investments:
Money market funds	$110,164	$110,164	$–	$–
Corporate bonds	82,351	–	82,351	–
Enhanced cash mutual fund	60,302	60,302	–	–
Fixed rate municipal notes and bonds	20,648	–	20,648	–
Collateralized mortgage obligations	12,380	–	12,380	–
U.S. Government agency securities	10,184	–	10,184	–
U.S. Treasury securities	7,148	–	7,148	–
Asset backed debt securities	2,848	–	2,848	–
Other	2,355	–	2,355	–
Trading securities- short term investments:
High yield debt securities	20,783	–	20,783	–
Emerging markets trading debt securities	2,072	–	2,072	–
Other debt securities	970	–	970	–
Trading securities – other current assets:
Domestic equity securities	13,332	13,332	–	–
Foreign equity securities	8,157	4,131	4,026	–
Fixed income mutual funds	3,758	3,758	–	–
Money market funds	3,208	3,208	–	–
U.S. Treasury securities	2,732	–	2,732	–
U.S. Government agency securities	1,371	–	1,371	–
Other	183	157	26	–
Derivatives:
Commodities (1)	15,966	15,958	8	–
Interest rate swaps	1,410	–	1,410	–
Foreign currencies	120	–	120	–
Total Assets	$382,442	$211,010	$171,432	$–
Liabilities:
Derivatives:
Commodities (1)	$9,170	$9,170	$–	$–
Interest rate swaps	1,161	–	1,161	–
Foreign currencies	11,652	–	11,652	–
Total Liabilities	$21,983	$9,170	$12,813	$–

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2010, the commodity derivatives had a margin account balance of $2,178,000 resulting in a net other current asset on the Consolidated Balance Sheets of $8,974,000.

Financial instruments consisting of cash and cash equivalents, net receivables, notes payable and accounts payable are carried at cost, which approximates fair value, as a result of the short-term nature of the instruments.

The fair value of long-term debt is estimated by comparing interest rates for debt with similar terms and maturities. The amortized cost and estimated fair values of investments and long-term debt at December 31, 2011 and 2010 are presented below:

December 31,	2011		2010
(Thousands of dollars)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Short-term investments, available-for-sale	$297,916	$297,443	$307,015	$308,380
Short-term investments, trading debt securities	25,437	25,813	22,254	23,825
Long-term debt	157,252	161,636	93,104	96,438

While management believes its derivatives are primarily economic hedges of its firm purchase and sales contracts or anticipated sales contracts, Seaboard does not perform the extensive record-keeping required to account for these types of transactions as hedges for accounting purposes.

Commodity Instruments

Seaboard uses various grain, meal, hog and energy resource related futures and options to manage its risk to price fluctuations for raw materials and other inventories, finished product sales and firm sales commitments. Seaboard also enters into speculative derivative transactions not directly related to its raw material requirements. The nature of Seaboard’s market risk exposure has not changed materially since December 31, 2010. Commodity derivatives are recorded at fair value, with any changes in fair value being marked to market as a component of cost of sales on the Consolidated Statements of Earnings. Since these derivatives are not accounted for as hedges, fluctuations in the related commodity prices could have a material impact on earnings in any given period.

At December 31, 2011, Seaboard had open net derivative contracts to purchase 23,300 tons of soybean meal, 2,580,000 pounds of soybean oil and 2,280,000 pounds of hogs and open net derivative contracts to sell 10,599,000 bushels of grain and 1,176,000 gallons of heating oil.  At December 31, 2010, Seaboard had open net derivative contracts to purchase 5,880,000 bushels of grain, 2,900 tons of soybean meal and 43,240,000 pounds of hogs and open net derivative contracts to sell 1,806,000 gallons of heating oil.  For the years ended December 31, 2011, 2010 and 2009, Seaboard recognized net realized and unrealized gains of $20,279,000, $8,047,000 and $7,047,000, respectively, related to commodity contracts, primarily included in cost of sales on the Consolidated Statements of Earnings.

Foreign Currency Exchange Agreements

Seaboard enters into foreign currency exchange agreements to manage the foreign currency exchange rate risk with respect to certain transactions denominated in foreign currencies. Foreign exchange agreements that were primarily related to the underlying commodity transaction were recorded at fair value, with changes in value marked to market as a component of cost of sales on the Consolidated Statements of Earnings. Foreign exchange agreements that were not related to an underlying commodity transaction were recorded at fair value, with changes in value marked to market as a component of foreign currency gain on the Consolidated Statements of Earnings. Since these agreements are not accounted for as hedges, fluctuations in the related currency exchange rates could have a material impact on earnings in any given year.

At December 31, 2011 and 2010, Seaboard had trading foreign exchange contracts to cover its firm sales and purchase commitments and related trade receivables and payables, with notional amounts of $158,266,000 and $183,042,000, respectively, primarily related to the South African rand.

Interest Rate Exchange Agreements

In May 2010, Seaboard entered into three ten-year interest rate exchange agreements which involve the exchange of fixed-rate and variable-rate interest payments over the life of the agreements without the exchange of the underlying notional amounts to mitigate the effects of fluctuations in interest rates on variable rate debt. Seaboard pays a fixed rate and receives a variable rate of interest on three notional amounts of $25,000,000 each. In August 2010, Seaboard entered into another ten-year interest rate exchange agreement, with a notional amount of $25,000,000 that has terms similar to those for the other three interest rate exchange agreements referred to above. While Seaboard has certain variable rate debt, these interest rate exchange agreements do not qualify as hedges for accounting purposes. Accordingly, the changes in fair value of these agreements are recorded in Miscellaneous, net in the Consolidated Statement of Earnings. At December 31, 2011 and 2010, Seaboard had four interest rate exchange agreements outstanding with a total notional value of $100,000,000.

The following table provides the amount of gain or (loss) recognized for each type of derivative and where it was recognized in the Consolidated Statement of Earnings for the year ended December 31, 2011 and 2010:

		2011	2010
	Location of Gain or (Loss)	Amount of Gain or (Loss)
	Recognized in Income on	Recognized in Income on
(Thousands of dollars)	Derivatives	Derivatives
Commodities	Cost of sales-products	$20,279	$8,047
Foreign currencies	Cost of sales-products	25,692	(18,538)
Foreign currencies	Foreign currency	(1,957)	(1,580)
Interest rate	Miscellaneous, net	(14,467)	(1,309)

The following table provides the fair value of each type of derivative held as of December 31, 2011 and 2010 and where each derivative is included on the Consolidated Balance Sheets:

	Asset Derivatives			Liability Derivatives
		2011	2010		2011	2010
	Balance Sheet	Fair		Balance Sheet	Fair
(Thousands of dollars)	Location	Value		Location	Value
Commodities(1)	Other current assets	$5,144	$15,966	Other current asset	$5,529	$9,170
Foreign currencies	Other current assets	2,247	120	Other accrued liabilities	3,380	11,652
Interest rate	Other current assets	–	1,410	Other accrued liabilities	11,268	1,161

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2011 and 2010, the commodity derivatives had a margin account balance of $8,619,000 and $2,178,000, respectively, resulting in a net other current asset on the Consolidated Balance Sheets of $8,234,000 and $8,974,000, respectively.

Counterparty Credit Risk

Seaboard is subject to counterparty credit risk related to its foreign currency exchange agreements and interest rate swaps, should the counterparties fail to perform according to the terms of the contracts. Seaboard’s foreign currency exchange agreements have a maximum amount of loss due to credit risk in the amount of $2,247,000 with six counterparties.  Seaboard does not hold any collateral related to these agreements.

Employee Benefits	12 Months Ended
Dec. 31, 2011
Employee Benefits
Employee Benefits

Note 10

Employee Benefits

Seaboard maintains a defined benefit pension plan for its domestic salaried and clerical employees and, effective January 1, 2010, split a portion of employees from this plan into a new defined benefit plan with identical benefits. Both plans are collectively referred to below as “the Plans.”  The Plans generally provides eligibility for participation after one year of service upon attaining the age of 21. Benefits are generally based upon the number of years of service and a percentage of final average pay.

Seaboard has historically based pension contributions on minimum funding standards to avoid the Pension Benefit Guaranty Corporation variable rate premiums established by the Employee Retirement Income Security Act of 1974. However, in July 2009, Seaboard made a deductible contribution of $14,615,000 for the 2008 plan year as a result of the significant investment losses incurred in the defined benefit pension plan during the fourth quarter of 2008. Management did not make any contributions in 2011 and 2010 and currently does not plan on making any contributions to the Plans in 2012.

As part of the split of the defined benefit pension plan discussed above, on January 1, 2010, Seaboard implemented a new investment policy for each of the two separate plans. The difference in target allocation percentages are based on one plan having more current retirees and thus a more conservative portfolio versus the other plan, which can assume greater risk as it will have a longer investment time horizon. Assets are invested in the Plans to achieve a diversified overall portfolio consisting primarily of individual stocks, money market funds, collective investment funds, bonds and mutual funds. Seaboard is willing to accept a moderate level of risk to potentially achieve higher investment returns. The overall portfolios are evaluated relative to customized benchmarks. The investment strategy provides investment managers’ discretion, and is periodically reviewed by management for adherence to policy and performance against benchmarks. Seaboard’s asset allocation targets and actual investment composition within the Plans were as follows:

Actual Composition of Plans at December 31,
	Target Allocations	2011	2010
Domestic Large Cap Equity	29-40%	29-40%	31-42%
Domestic Small and Mid-Cap Equity	7-10%	11-13%	12-14%
International Equity	11-16%	10-15%	11-15%
Fixed Income	25-42%	23-40%	22-39%
Alternative investments	6-8%	6-7%	4-5%
Cash and cash equivalents	1-5%	2-4%	2-3%

As described in Note 9 to the Consolidated Financial Statements, U.S. GAAP utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following tables shows the Plans’ assets measured at estimated fair value as of December 31, 2011 and 2010, respectively, and also the level within the fair value hierarchy used to measure each category of assets:

	Balance
	December 31,
(Thousands of dollars)	2011	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$34,770	$34,770	$–	$–
Corporate bonds	18,526	–	18,526	–
Foreign equity securities	7,107	7,107	–	–
Fixed income mutual funds	6,400	6,400	–	–
Money market funds	6,513	6,513		–
U.S. Treasury STRIPS	3,587	–	3,587	–
Emerging markets-equity	3,349	3,349	–	–
Mutual funds-equities	3,485	3,485	–	–
Real estate mutual fund	2,909	2,909	–	–
Exchange traded funds-fixed income	1,788	1,788	–	–
Municipal bonds	2,048	–	2,048	–
Other	1,030	–	1,030	–
Total Assets	$91,512	$66,321	$25,191	$–

	Balance
	December 31,
(Thousands of dollars)	2010	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$27,411	$27,411	$–	$–
Corporate bonds	19,570	–	19,570	–
Collective investment funds	12,889	–	12,889	–
Foreign equity securities	7,410	7,410	–	–
Fixed income mutual funds	6,073	6,073	–	–
Money market funds	5,337	5,337	–	–
U.S. Treasury STRIPS	3,135	–	3,135	–
Emerging markets- equity	3,012	3,012	–	–
Mutual funds-equities	2,892	2,892	–	–
Real estate mutual fund	2,042	2,042	–	–
Exchange traded funds- fixed income	1,787	1,787	–	–
Municipal bonds	1,713	–	1,713	–
Other	367	204	163	–
Total Assets	$93,638	$56,168	$37,470	$–

Seaboard also sponsors non-qualified, unfunded supplemental executive plans, and has certain individual, non-qualified, unfunded supplemental retirement agreements for certain retired employees. The unamortized prior service cost is being amortized over the average remaining working lifetime of the active participants for this plan. Management has no plans to provide funding for these supplemental executive plans in advance of when the benefits are paid.

Assumptions used in determining pension information for all of the above plans were:

	Years ended December 31,
	2011	2010	2009
Weighted-average assumptions
Discount rate used to determine obligations	3.75-4.70%	4.45-5.65%	5.25-6.25%
Discount rate used to determine net periodic benefit cost	4.45-5.65%	5.25-6.25%	6.25%
Expected return on plan assets	7.00-7.50%	7.25-7.75%	7.50%
Long-term rate of increase in compensation levels	4.00-5.00%	4.00-5.00%	4.00-5.00%

Management selected the discount rate based on a model-based result where the timing and amount of cash flows approximates the estimated payouts. The expected returns on the Plans’ assets assumption are based on the weighted average of asset class expected returns that are consistent with historical returns. The assumed rate selected was based on model-based results that reflect the Plans’ asset allocation and related long-term projected returns. The measurement date for all plans is December 31. The unrecognized net actuarial losses are generally amortized over the average remaining working lifetime of the active participants for all of these plans.

The changes in the plans’ benefit obligations and fair value of assets for the Plans, supplemental executive plans and retirement agreements for the years ended December 31, 2011 and 2010, and a statement of the funded status as of December 31, 2011 and 2010 were as follows:

	2011	2010
	Accumulated	Assets exceed	Accumulated
December 31,	benefits	accumulated	benefits
(Thousands of dollars)	exceed assets	benefits	exceed assets
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	$173,023	$–	$147,915
Service cost	7,523	1,370	4,997
Interest cost	9,025	3,258	5,454
Actuarial losses	19,637	4,896	10,013
Benefits paid	(4,668)	(2,563)	(2,317)
Plan split	–	55,648	(55,648)
Benefit obligation at end of year	$204,540	$62,609	$110,414
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$93,638	$–	$84,829
Actual return on plan assets	807	7,106	4,513
Employer contributions	1,735	–	2,070
Benefits paid	(4,668)	(2,563)	(2,317)
Plan split	–	59,152	(59,152)
Fair value of plan assets at end of year	$91,512	$63,695	$29,943
Funded status	$(113,028)	$1,086	$(80,471)

The net funded status of the Plans was $(26,819,000) and $(2,713,000) at December 31, 2011 and 2010, respectively. The accumulated benefit obligation for the Plans was $102,165,000 and $83,727,000, and for the other plans was $59,229,000 and $56,120,000 at December 31, 2011 and 2010, respectively. Expected future net benefit payments for all plans during each of the next five years and in aggregate for the five year period beginning with the sixth year are as follows: $11,733,000, $5,740,000, $6,325,000, $8,721,000, $11,313,000, and $65,097,000, respectively.

The net periodic cost of benefits of these plans was as follows:

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$7,550	$6,367	$6,040
Interest cost	8,997	8,712	8,183
Expected return on plan assets	(6,598)	(6,218)	(4,761)
Amortization and other	4,027	4,046	5,017
Net periodic benefit cost	$13,976	$12,907	$14,479

The amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive income (AOCI) before taxes at December 31, 2011 and 2010 were as follows:

(Thousands of dollars)	2011	2010
Accumulated loss, net of gain	$(81,708)	$(54,752)
Prior service cost, net of credit	(6,351)	(7,280)
Transitional obligation	–	(16)
Total Accumulated Other Comprehensive Income	$(88,059)	$(62,048)

The amounts in AOCI expected to be recognized as components of net periodic benefit cost in 2012 are as follows:

(Thousands of dollars)	2012
Prior service cost, net of credit	$844
Transition obligation	5,227
Estimated net periodic benefit cost	$6,071

Seaboard participates in a multi-employer pension fund, the United Food & Commercial Workers International Union-Industry Pension Fund, which covers certain union employees under a collective bargaining agreement. This fund’s employer identification plan is 51-6055922 and this plan’s number is 001.  For the plan year beginning July 1, 2011, this plan’s “zone status” is green and is not subject to a funding improvement plan. Seaboard is required to make contributions to this plan in amounts established under the collective bargaining agreement that expires in July 2014. Contribution expense for this plan was $545,000, $528,000 and $509,000 for the years ended December 31, 2011, 2010 and 2009, respectively, which represents less than five percent of total contributions to this plan. The applicable portion of the total plan benefits and net assets of this plan is not separately identifiable, although Seaboard has received notice that, under certain circumstances, it could be liable for unfunded vested benefits or other expenses of this jointly administered union plan.  Seaboard has not established any liabilities for potential future withdrawal, as such withdrawal from this plan is not probable.

Seaboard maintains a defined contribution plan covering most of its domestic salaried and clerical employees. In 2011 and 2010, Seaboard contributed to this plan an amount equal to 50% of employee contributions, up to a maximum of 6% of employee compensation. In 2009, Seaboard contributed to this plan an amount equal to 100% of employee contributions, up to a maximum of 3% of employee compensation. Employee vesting is based upon years of service, with 20% vested after one year of service and an additional 20% vesting with each additional complete year of service. Contribution expense for this plan was $1,956,000, $1,826,000 and $1,868,000 for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, Seaboard maintains a defined contribution plan covering most of its hourly, non-union employees and two defined contribution plans covering most of Daily’s employees.  Contribution expense for these plans was $507,000, $1,455,000 and $1,378,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Seaboard has a deferred compensation plan which allows certain employees to reduce their compensation in exchange for values in four investments. Seaboard also has an Investment Option Plan which allowed certain employees to reduce their compensation in exchange for an option to acquire interests measured by reference to three investments. However, as a result of U.S. tax legislation passed in 2004, reductions to compensation earned after 2004 are no longer allowed under the Investment Option Plan. The exercise price for each investment option was established based upon the fair market value of the underlying investment on the date of grant. Under both plans, Seaboard contributes 3% of the employees reduced compensation. Seaboard’s expense (income) for these two deferred compensation plans, which primarily includes amounts related to the change in fair value of the underlying investment accounts was $(1,505,000), $4,267,000 and $4,340,000 for the years ended December 31, 2011, 2010 and 2009, respectively. Included in other liabilities at December 31, 2011 and 2010 are $29,647,000 and $28,444,000, respectively, representing the market value of the payable to the employees upon distribution or exercise for each plan. In conjunction with these plans, Seaboard purchased the specified number of units of the employee-designated investment, plus the applicable option price for the Investment Option Plan. These investments are treated as trading securities and are stated at their fair market values. Accordingly, as of December 31, 2011 and 2010, $33,924,000 and $32,739,000, respectively, were included in other current assets on the Consolidated Balance Sheets. Investment income (loss) related to the mark-to-market of these investments for 2011, 2010, and 2009 totaled $(1,584,000), $4,203,000 and $4,253,000, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

Note 11

Commitments and Contingencies

In July 2009, Seaboard Corporation, and affiliated companies in its Commodity Trading and Milling segment, resolved a dispute with a third party related to a 2005 transaction in which a portion of its trading operations was sold to a firm located abroad. As a result of this action, Seaboard Overseas Limited received approximately $16,787,000, net of expenses, in the third quarter of 2009. There was no tax expense on this transaction.

Seaboard is subject to various legal proceedings related to the normal conduct of its business, including various environmental related actions. In the opinion of management, none of these actions is expected to result in a judgment having a materially adverse effect on the consolidated financial statements of Seaboard.

Contingent Obligations

Certain of the non-consolidated affiliates and third party contractors who perform services for Seaboard have bank debt supporting their underlying operations. From time to time, Seaboard will provide guarantees of that debt allowing a lower borrowing rate or facilitating third party financing in order to further business objectives. Seaboard does not issue guarantees of third parties for compensation. As of December 31, 2011, Seaboard had guarantees outstanding to three third parties with a total maximum exposure of $1,275,000. Seaboard has not accrued a liability for any of the third party or affiliate guarantees as management considers the likelihood of loss to be remote.

As of December 31, 2011, Seaboard had outstanding letters of credit (LCs) with various banks which reduced its borrowing capacity under its committed and uncommitted credit facilities as discussed in Note 8 by $48,078,000 and $25,045,000, respectively. Included in these amounts are LCs totaling $26,385,000, which support the IDRBs included as long-term debt and $21,500,000 of LCs related to insurance coverage.

Commitments

As of December 31, 2011 Seaboard had various firm non-cancelable purchase commitments and commitments under other agreements, arrangements and operating leases, as described in the table below:

Purchase commitments	Years ended December 31,
(Thousands of dollars)	2012	2013	2014	2015	2016	Thereafter
Hog procurement contracts	$166,904	$118,934	$112,769	$109,784	$90,300	$73,580
Grain and feed ingredients	149,053	910	–	–	–	–
Grain purchase contracts for resale	409,011	–	–	–	–	–
Construction of new power barge	18,071	–	–	–	–	–
Fuel purchase contract	37,020	–	–	–	–	–
Equipment purchases and facility improvements	18,537	–	–	–	–	–
Other purchase commitments	28,538	2,597	71	35	34	161
Total firm purchase commitments	827,134	122,441	112,840	109,819	90,334	73,741
Vessel, time and voyage-charter
Arrangements	101,087	48,093	28,262	26,098	18,849	98,961
Contract grower finishing agreements	11,673	10,470	9,295	8,713	9,019	16,919
Other operating lease payments	17,920	15,370	13,893	13,345	13,215	187,766
Total unrecognized firm commitments	$957,814	$196,374	$164,290	$157,975	$131,417	$377,387

Seaboard has contracted with third parties for the purchase of live hogs to process at its pork processing plant, and has entered into grain and feed ingredient purchase contracts to support its live hog operations. The commitment amounts included in the table are based on projected market prices as of December 31, 2011. During 2011, 2010 and 2009, this segment paid $181,383,000, $183,982,000 and $163,047,000, respectively, for live hogs purchased under committed contracts.

The Commodity Trading and Milling segment enters into grain purchase contracts and ocean freight contracts, primarily to support firm sales commitments. These contracts are valued based on projected commodity prices as of December 31, 2011.  This segment also has short-term voyage-charters in place for delivery of future grain sales.

The Marine segment enters into contracts to time-charter vessels for use in its operations. These contracts range from short-term time charters for a few months and long-term commitments ranging from one to twelve years. This segment’s charter hire expenses during 2011, 2010 and 2009 totaled $87,895,000, $57,606,000 and $82,728,000, respectively.

To support the operations of the Pork segment, Seaboard has contract grower finishing agreements in place with farmers to raise a portion of Seaboard’s hogs according to Seaboard’s specifications under long-term service agreements. Under the terms of the agreements, additional payments would be required if the grower achieves certain performance standards. The contract grower finishing obligations shown above do not reflect these incentive payments which, given current operating performance, total approximately $1,400,000 per year. In the event the farmer is unable to perform at an acceptable level, Seaboard has the right to terminate the contract. During the years ended 2011, 2010 and 2009, Seaboard paid $13,037,000, $13,752,000 and $13,703,000, respectively, under contract grower finishing agreements.

Seaboard also leases various facilities and equipment under non-cancelable operating lease agreements, including a terminal operations agreement at the Port of Miami which runs through 2028. Rental expense for operating leases amounted to $25,916,000, $24,835,000 and $26,404,000 in 2011, 2010 and 2009, respectively.

The Power segment entered into a contract for the supply of natural gas for 2012 related to the new power barge.

Stockholders' Equity and Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2011
Stockholders' Equity and Accumulated Other Comprehensive Loss
Stockholders' Equity and Accumulated Other Comprehensive Loss

Note 12

Stockholders’ Equity and Accumulated Other Comprehensive Loss

On October 31, 2011, the Board of Directors extended through October 31, 2012, the share repurchase program previously approved on November 6, 2009 and originally set to expire on October 31, 2011.  Under this share repurchase program, Seaboard is authorized to repurchase from time to time up to $100,000,000 market value of its Common Stock in open market or privately negotiated purchases which may be above or below the traded market price.  During the period that the share repurchase program remains in effect, from time to time, Seaboard may enter into a 10b5-1 plan authorizing a third party to make such purchases on behalf of Seaboard.  The stock repurchase will be funded by cash on hand.  Shares repurchased will be retired and resume the status of authorized and unissued shares. All stock repurchased will be made in compliance with applicable legal requirements and the timing of the repurchases and the number of shares repurchased at any given time will depend upon market conditions, compliance with Securities and Exchange Commission regulations and other factors.  The Board’s stock repurchase authorization does not obligate a specific amount of common stock and the stock repurchase program may be suspended at any time at Seaboard’s discretion. As of December 31, 2011, $60,035,000 remains available for repurchase under this program. Seaboard used cash to repurchase, 5,282, 20,879 and 3,668 shares of common stock at a total price of $9,971,000, $29,994,000 and $3,370,000 in 2011, 2010 and 2009, respectively.

Seaboard did not pay any dividends in 2011 and currently does not intend to declare or pay any dividends during 2012 as there was a prepayment of the annual 2011 and 2012 dividends in December 2010.

The components of accumulated other comprehensive loss, net of related taxes, are summarized as follows:

	December 31,
(Thousands of dollars)	2011	2010	2009

Cumulative foreign currency translation adjustment	$(93,669)	$(81,280)	$(77,576)
Unrealized gain (loss) on investments	(311)	445	2,579
Unrecognized pension cost	(62,085)	(43,072)	(39,789)

Accumulated other comprehensive loss	$(156,065)	$(123,907)	$(114,786)

The foreign currency translation adjustment primarily represents the effect of the Argentine peso currency exchange fluctuation on the net assets of the Sugar segment. At December 31, 2011, the Sugar segment had $215,921,000 in net assets denominated in Argentine pesos and $4,608,000 in net assets denominated in U.S. dollars in Argentina.  At December 31, 2010, the Sugar segment had $187,305,000 in net assets denominated in Argentine pesos and $41,576,000 in net liabilities denominated in U.S. dollars in Argentina.

With the exception of the provision related to the foreign currency translation gains and losses discussed above, which are taxed at a 35% rate, income taxes for components of accumulated other comprehensive loss were recorded using a 39% effective tax rate. For 2011 and 2010, the unrecognized pension cost includes $20,362,000 and $13,231,000, respectively, related to employees at certain subsidiaries for which no tax benefit has been recorded.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information

Note 13

Segment Information

Seaboard Corporation had six reportable segments through December 31, 2011: Pork, Commodity Trading and Milling, Marine, Sugar, Power and Turkey, each offering a specific product or service. Seaboard’s reporting segments are based on information used by Seaboard’s Chief Executive Officer in his capacity as chief operating decision maker to determine allocation of resources and assess performance. Each of the six main segments is separately managed, and each was started or acquired independent of the other segments. The Pork segment produces and sells fresh and frozen pork products to further processors, foodservice operators, grocery stores, distributors and retail outlets throughout the United States, and to Japan, Mexico and certain other foreign markets. The Commodity Trading and Milling segment is an integrated grain trading, grain processing and logistics operations that internationally markets wheat, corn, soybean meal, rice and other similar commodities in bulk to third party customers and to non-consolidated affiliates. This segment also operates flour, maize and feed mills in foreign countries. The Marine segment, based in Miami, Florida, provides containerized cargo shipping services between the United States, the Caribbean Basin and Central and South America. The Sugar segment produces and processes sugar and alcohol in Argentina, primarily to be marketed locally. The Power segment is an unregulated independent power producer in the Dominican Republic operating floating power generating facilities from a system of diesel engines. The Turkey segment, accounted for using the equity method, produces and sells branded and non-branded turkeys and other turkey products. Total assets for the Turkey segment represents Seaboard’s investment in and notes receivable from this affiliate. Revenues for the All Other segment are primarily derived from the jalapeño pepper processing operations.

The Pork segment derives approximately 10% of its revenues from a few customers in Japan through one agent. Substantially all of its hourly employees at its Guymon processing plant are covered by a collective bargaining agreement. The Pork segment incurred an impairment charge of $5,600,000 recorded in cost of sales on the Consolidated Statement of Earnings related to its ham boning and processing plant in Mexico in the third quarter of 2011.  See Note 5 for further discussion.

In the first quarter of 2011, the Commodity Trading and Milling (CT&M) segment recognized $101,080,000 in net sales related to previously deferred costs and deferred revenues under contracts for which the final sale prices were not fixed and determinable until 2011.  In 2011 and 2009, the CT&M segment incurred certain grain inventory write-downs of $15,374,000 (with no tax benefit recognized), or $12.65 per share, and $8,801,000 (with no tax benefit recognized), or $7.10 per share, respectively, for various customer contract performance issues.  At December 31, 2011, Seaboard did not have any material remaining amounts of grain inventories previously disclosed for which customer contract performance is a heightened concern.

In the fourth quarter of 2011, the CT&M segment recognized a $5,080,000 gain (Seaboard’s proportionate share) in income from affiliates as a result of its non-consolidated affiliate in Haiti’s final insurance settlement related to the 2010 earthquake. The insurance settlement related to property damages and business interruption. The rebuilt mill was completed in December 2011. The CT&M segment derives a significant portion of its operating income from sales to a non-consolidated affiliate and also derives a significant portion of its income from affiliates from this same affiliate.

In December 2011, the CT&M segment made an $8,493,000 advance capital lease payment to begin operations in 2012 of a flour mill in Ghana.  The initial lease term is for 33 years with an option to renew for additional years.  This lease was accounted for as a capital lease and increased fixed assets by $9,763,000 and liabilities by $1,270,000 as of December 31, 2011.  During the third quarter of 2010, Seaboard acquired a majority interest in a commodity origination, storage and processing business in Canada for approximately $6,747,000, including $1,169,000 of cash acquired. This transaction was accounted for using the purchase method, and would not have significantly affected net earnings or earnings per share on a pro forma basis.

Prior to the first quarter of 2009, the Sugar segment was named Sugar and Citrus reflecting the citrus and related juice operations of this business. During the first quarter of 2009, management reviewed its strategic options for the citrus business in light of a continually difficult operating environment. In March 2009, management decided not to process, package or market the 2009 harvest for the citrus and related juice operations. As a result, during the first quarter of 2009, a charge to earnings primarily in cost of sales of $2,803,000 was recorded primarily to write down the value of related citrus and juice inventories to net realizable value, considering such remaining inventory will not be marketed similar to prior years but instead liquidated. In the second quarter of 2009, management decided to integrate and transform the land previously used for citrus production into sugar cane production and thus incurred an additional charge to earnings primarily in cost of sales of approximately $2,497,000 during the second quarter of 2009 in connection with this change in business. The remaining fixed assets from the citrus operations, primarily buildings and equipment, have either been sold under long-term agreements or integrated into the sugar business. However, since such sale agreements are long-term and collectibility of the sales price is not reasonably assured, the sale is being recognized under the cost recovery method and thus the gain on sale, which is not material, will not be recognized until proceeds collected exceed the net book value of the assets sold.

On April 8, 2011, Seaboard closed the sale of its two floating power generating facilities in the Dominican Republic, for $73,102,000 (net of $3,000,000 placed in escrow for potential dry dock costs).  During March 2009, $15,000,000 was paid to Seaboard.  In the second quarter of 2011, the previously escrowed balance of $55,000,000, less $3,000,000 to remain in escrow for potential dry dock costs, plus $2,796,000 of escrow earnings and $3,306,000 for various inventory items related to one of the facilities, was paid to Seaboard.  Seaboard received $1,500,000 of the $3,000,000 in escrow in the third quarter of 2011.  The $1,500,000 was recognized as a gain on sale of assets in operating income in the third quarter of 2011.  Seaboard ceased depreciation on January 1, 2010 for these two power generating facilities but continued to operate them until March 30, 2011.  The net book value of the two power generating facilities and certain inventory items was $21,679,000 at the sale close date.  Seaboard recognized a gain on sale of assets of $51,423,000 in operating income in the second quarter of 2011.  In late March 2011, the purchaser entered into discussions with Seaboard to lease one of the facilities to Seaboard for a short period of time.  On April 20, 2011, Seaboard signed a short-term lease agreement that allowed Seaboard to resume operations of one of the facilities (72 megawatts) and operate it through approximately March 31, 2012.  Seaboard and the purchaser also agreed to defer the sale to the purchaser of the inventory related to the leased facility until the end of the lease term.  Seaboard retained all other physical properties of this business and constructed a new 106 megawatt floating power generating facility for use in the Dominican Republic for a total project cost of approximately $133,000,000, including capitalized interest.  This new facility is anticipated to begin commercial operations in March 2012.

The Turkey segment, acquired on December 6, 2010 and accounted for using the equity method, had operating income in 2011 of $55,164,000 and operating loss of $169,000 in 2010.  On December 31, 2011, Butterball closed its Longmont, Colorado processing plant, resulting in an impairment of fixed assets charge and accrued severance charges.  Seaboard’s proportionate share of these charges was $(3,005,000) recognized in income from affiliates in the second half of 2011.

The following tables set forth specific financial information about each segment as reviewed by management, except for the Turkey segment information previously disclosed in Note 4 to the Consolidated Financial Statements. Operating income for segment reporting is prepared on the same basis as that used for consolidated operating income. Operating income, along with income from affiliates for the Commodity Trading and Milling and Turkey segment, is used as the measure of evaluating segment performance because management does not consider interest and income tax expense on a segment basis.

Sales to External Customers:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Pork	$1,744,630	$1,388,265	$1,065,338
Commodity Trading and Milling	2,689,786	1,808,948	1,531,572
Marine	928,548	853,565	737,629
Sugar	259,786	195,993	142,966
Power	111,391	124,034	107,074
All Other	12,761	14,897	16,729
Segment/Consolidated Totals	$5,746,902	$4,385,702	$3,601,308

Operating Income:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Pork	$259,271	$213,325	$(15,025)
Commodity Trading and Milling	43,225	34,432	24,839
Marine	(3,904)	47,612	24,113
Sugar	65,101	31,741	(851)
Power	60,845	13,424	8,172
All Other	(1,191)	832	1,498
Segment Totals	423,347	341,366	42,746
Corporate	(16,143)	(20,300)	(19,023)
Consolidated Totals	$407,204	$321,066	$23,723

Income from Affiliates:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Commodity Trading and Milling	$13,450	$20,983	$19,128
Sugar	440	980	1,030
Turkey	12,731	(998)	–
Segment/Consolidated Totals	$26,621	$20,965	$20,158

Depreciation and Amortization:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Pork	$43,866	$50,813	$53,182
Commodity Trading and Milling	5,567	5,165	4,681
Marine	22,675	22,743	21,772
Sugar	8,289	7,180	7,732
Power	192	204	3,783
All Other	403	428	431
Segment Totals	80,992	86,533	91,581
Corporate	231	269	260
Consolidated Totals	$81,223	$86,802	$91,841

Total Assets:	December 31,
(Thousands of dollars)	2011	2010
Pork	$738,574	$761,490
Commodity Trading and Milling	755,903	686,379
Marine	261,781	246,902
Sugar	269,564	223,223
Power	165,118	91,739
Turkey	312,164	277,778
All Other	6,257	6,332
Segment Totals	2,509,361	2,293,843
Corporate	497,367	440,243
Consolidated Totals	$3,006,728	$2,734,086

Investment in and Advances to Affiliates:	December 31,
(Thousands of dollars)	2011	2010
Commodity Trading and Milling	$160,402	$140,696
Sugar	3,177	2,957
Turkey	201,261	187,669
Segment/Consolidated Totals	$364,840	$331,322

Capital Expenditures:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Pork	$39,890	$9,568	$15,188
Commodity Trading and Milling	5,192	2,390	2,650
Marine	31,210	28,411	14,697
Sugar	22,626	30,620	21,603
Power	84,041	31,709	39
All Other	60	362	87
Segment Totals	183,019	103,060	54,264
Corporate	729	276	12
Consolidated Totals	$183,748	$103,336	$54,276

Administrative services provided by the corporate office allocated to the individual segments represent corporate services rendered to and costs incurred for each specific segment, with no allocation to individual segments of general corporate management oversight costs. Corporate assets include short-term investments, other current assets related to deferred compensation plans, fixed assets, deferred tax amounts and other miscellaneous items. Corporate operating losses represent certain operating costs not specifically allocated to individual segments and include costs related to Seaboard’s deferred compensation programs (which are offset by the effect of the mark-to-market investments recorded in Other Investment Income, Net).

Geographic Information

Seaboard had sales in South Africa totaling $622,354,000, $420,277,000 and $292,547,000 for the years ended December 31, 2011, 2010 and 2009, respectively, representing approximately 11%, 10% and 8% of total sales for each respective year. No other individual foreign country accounted for 10% or more of sales to external customers.

The following table provides a geographic summary of net sales based on the location of product delivery:

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Caribbean, Central and South America	$2,225,829	$1,702,823	$1,406,749
Africa	1,489,409	1,061,221	969,324
United States	1,328,116	1,079,316	855,412
Canada/Mexico	407,593	245,935	146,601
Pacific Basin and Far East	238,116	198,100	165,721
Eastern Mediterranean	49,472	78,380	14,964
Europe	8,367	19,927	42,537
Totals	$5,746,902	$4,385,702	$3,601,308

The following table provides a geographic summary of Seaboard’s long-lived assets according to their physical location and primary port for the vessels:

	December 31,
(Thousands of dollars)	2011	2010
United States	$515,375	$511,908
Dominican Republic	120,707	56,928
Argentina	111,726	105,298
All other	50,419	49,197
Totals	$798,227	$723,331

At December 31, 2011 and 2010, Seaboard had approximately $221,584,000 and $183,163,000, respectively, of foreign receivables, excluding receivables due from affiliates, which generally represent more of a collection risk than the domestic receivables.  Management believes its allowance for doubtful accounts is adequate.

Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II Valuation and Qualifying Accounts
Schedule II Valuation and Qualifying Accounts

SEABOARD CORPORATION AND SUBSIDIARIES

Valuation and Qualifying Accounts

(In Thousands)

	Balance at	Provision	Net deductions	Balance at
	beginning of year	(1)	(2)	end of year
Allowance for Doubtful Accounts:
Year ended December 31, 2011	$8,170	4,400	(1,629)	$10,941
Year ended December 31, 2010	$7,330	2,771	(1,931)	$8,170
Year ended December 31, 2009	$7,303	2,088	(2,061)	$7,330

(1)           The allowance for doubtful accounts provision is charged to selling, general and administrative expenses.

(2)           Includes write-offs net of recoveries and currency translation adjustments.

	Balance at	Charged (credit)	Other	Balance at
	beginning of year	to expense	(3)	end of year
Allowance for Deferred Tax Assets:
Year ended December 31, 2011	$30,664	(13,959)	(385)	$16,320
Year ended December 31, 2010	$28,621	2,512	(469)	$30,664
Year ended December 31, 2009	$21,075	8,473	(927)	$28,621

(3)           Activity related to currency translation.

	Balance at	Charged (credit)	Balance at
	beginning of year	to expense	end of year
Reserve for LIFO Valuation:
Year ended December 31, 2011	$24,085	33,698	$57,783
Year ended December 31, 2010	$22,807	1,278	$24,085
Year ended December 31, 2009	$40,672	(17,865)	$22,807

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Principles of Consolidation and Investments in Affiliates

Principles of Consolidation and Investments in Affiliates

The consolidated financial statements include the accounts of Seaboard Corporation and its domestic and foreign subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation. Investments in non-controlled affiliates are accounted for by the equity method. Financial information from certain subsidiaries and affiliates is reported on a one- to three-month lag, depending on the specific entity.

Short-Term Investments

Short-Term Investments

Short-term investments are retained for future use in the business and may include money market accounts, corporate bonds, mutual funds, municipal debt securities and U.S. government obligations and, on a limited basis, high yield bonds, domestic equity securities and foreign government bonds. Investments held by Seaboard that are categorized as available-for-sale are reported at their estimated fair value with any related unrealized gains and losses reported net of tax, as a component of accumulated other comprehensive income.  Investments held by Seaboard that are categorized as trading securities are reported at their estimated fair value with any unrealized gains and losses included in other investment income on the Consolidated Statement of Earnings. Debt securities that are categorized as held to maturity are recorded at amortized cost, which is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in interest income. Gains and losses on sale of investments are generally based on the specific identification method.

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and generally do not bear interest. The Power segment, however, collects interest on certain past due accounts, and the Commodity Trading and Milling segment provides extended payment terms for certain customers in certain countries due to local market conditions. The allowance for doubtful accounts is Seaboard’s best estimate of the amount of probable credit losses. For most operating segments, Seaboard uses a specific identification approach to determine, in management’s judgment, the collection value of certain past due accounts based on contractual terms. For the Marine segment, the allowance for doubtful accounts is based on an aging percentage methodology primarily based on historical write-off experience. Seaboard reviews its allowance for doubtful accounts monthly. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Inventories

Inventories

Seaboard uses the lower of last-in, first-out (LIFO) cost or market for determining inventory cost of live hogs, fresh pork product and related materials. Grain, flour and feed inventories at foreign milling operations are valued at the lower of weighted average cost or market.  All other inventories, including further processed pork products, are valued at the lower of first-in, first-out (FIFO) cost or market.

Deferred Costs

Deferred Costs

Deferred costs represent inventory delivered to customers and related shipping costs incurred for certain commodity trades that Seaboard has received the majority of payments for the trades (which are recorded as deferred revenues) but has not yet recognized as revenue, as the final sale price is not yet fixed and determinable. The corresponding deferred margin on such trades is not deemed material.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are carried at cost and are being depreciated on the straight-line method over useful lives, ranging from 3 to 30 years.  Property, plant and equipment leases which are deemed to be installment purchase obligations have been capitalized and included in the property, plant and equipment accounts. Routine and planned major maintenance, repairs and minor renewals are expensed as incurred, while major renewals and improvements are capitalized.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, primarily property, plant and equipment, are reviewed for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are determined to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Notes Receivable from Affiliates

Notes Receivable from Affiliates

Seaboard monitors the credit quality of notes receivable from affiliates by obtaining and reviewing financial information for these affiliates on a monthly basis and by having Seaboard representatives serve on the Board of Directors of these affiliates.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill and other indefinite-life intangible assets are evaluated by reporting unit annually for impairment at the quarter end closest to the anniversary date of the acquisition, or more frequently if circumstances indicate that impairment is likely. Separable intangible assets with finite lives are amortized over their estimated useful lives. Any one event or a combination of events such as change in the business climate, a negative change in relationships with significant customers and changes to strategic decisions, including decisions to expand made in response to economic or competitive conditions could require an interim assessment prior to the next required annual assessment. The most recent impairment tests performed and current market conditions indicated goodwill and other intangible assets are not impaired as of December 31, 2011.

Accrued Self-Insurance

Accrued Self-Insurance

Seaboard is self-insured for certain levels of workers’ compensation, health care coverage, property damage and general, vehicle and product recall liability. The cost of these self-insurance programs is accrued based upon estimated settlements for known and anticipated claims. Changes in estimates to previously recorded reserves are reflected in current operating results.

Deferred Grants

Deferred Grants

Included in other liabilities at December 31, 2011 and 2010 was $5,631,000 and $6,047,000, respectively, of deferred grants. The deferred grants represent economic development funds contributed by government entities that were limited to construction of a pork processing facility in Guymon, Oklahoma. Deferred grants are being amortized as a reduction of depreciation expense over the life of the assets acquired with the funds.

Asset Retirement Obligation

Asset Retirement Obligation

Seaboard has recorded long-lived assets and a related liability for the asset retirement obligation costs associated with the closure of the hog lagoons it is legally obligated to close in the future should Seaboard cease operations or plan to close such lagoons voluntarily in accordance with a changed operating plan. Based on detailed assessments and appraisals obtained to estimate the future retirement costs, Seaboard has determined and recorded the present value of the projected costs in non-current other liabilities on the Consolidated Balance Sheet, with the retirement asset depreciated over the economic life of the related asset. The following table shows the changes in the asset retirement obligation during 2011 and 2010:

	Years ended December 31,
(Thousands of dollars)	2011	2010
Beginning balance	$12,028	$11,090
Accretion expense	1,007	938
Liability for additional lagoons placed in service	74	–
Ending balance	$13,109	$12,028

Income Taxes

Income Taxes

Deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. However, in the future, as these timing differences reverse, a lower statutory tax rate may apply pursuant to the provisions for domestic manufacturers of the American Jobs Creation Act of 2004.  In accordance with U.S. GAAP, Seaboard will recognize the benefit or cost of this change in the future.

Revenue Recognition

Revenue Recognition

As a result of a marketing agreement with Triumph Foods, Seaboard’s sales prices for its pork products included in product revenues are primarily based on a margin sharing arrangement that considers the average sales price and mix of products sold from both Seaboard’s and Triumph Foods’ hog processing plants. Seaboard earns a fee for marketing the pork products of Triumph Foods, and recognizes this fee as service revenue primarily based on the number of head processed by Triumph Foods. Revenue of the commodity trading business is recognized when the commodity is delivered to the customer, collection is reasonably assured and the sales price is fixed or determinable. Revenue of the containerized cargo service is recognized ratably over the transit time for each voyage, with expenses associated with containerized cargo service being recognized as incurred. Revenues from all other commercial exchanges are recognized at the time products are shipped or delivered in accordance with shipping terms or services rendered, the customer takes ownership and assumes risk of loss, collection is reasonably assured and the sales price is fixed or determinable.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include those related to allowance for doubtful accounts, valuation of inventories, impairment of long-lived assets, goodwill and other intangible assets, income taxes and accrued pension liability. Actual results could differ from those estimates.

Earnings Per Common Share

Earnings Per Common Share

Earnings per common share are based upon the weighted average shares outstanding during the period. Basic and diluted earnings per share are the same for all periods presented.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, management considers all demand deposits and overnight investments as cash equivalents. The following table shows the amounts paid for interest and income taxes:

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Interest (net of amounts capitalized)	$6,786	$8,377	$13,845
Income taxes (net of refunds)	126,730	69,626	(10,542)

Included in property, plant and equipment is capitalized interest in the amount of $6,723,000, $3,350,000 and $702,000 for 2011, 2010 and 2009, respectively.

Supplemental Non-Cash Transactions

As discussed in Note 13, during the third quarter of 2010, Seaboard acquired a majority interest in a commodity origination, storage and processing business in Canada. Total cash paid, net of cash acquired, was $5,578,000, and increased working capital by $1,254,000, fixed assets by $4,637,000, other long-term assets in the amount of $833,000, deferred tax liabilities by $896,000 and non-controlling interest by $250,000.

As discussed in Note 4, as of December 31, 2011 and 2010, Seaboard had a note receivable from an affiliate which accrues pay-in-kind interest income.  Non-cash, pay-in-kind interest income and accretion of discount recognized on this note receivable for the years ended December 31, 2011 and 2010 was $10,584,000 and 695,000, respectively.

Foreign Currency Transactions and Translation

Foreign Currency Transactions and Translation

Seaboard has operations in and transactions with customers in a number of foreign countries. The currencies of the countries fluctuate in relation to the U.S. dollar. Certain of the major contracts and transactions, however, are denominated in U.S. dollars. In addition, the value of the U.S. dollar fluctuates in relation to the currencies of countries where certain of Seaboard’s foreign subsidiaries and affiliates primarily conduct business. These fluctuations result in exchange gains and losses. The activities of these foreign subsidiaries and affiliates are primarily conducted with U.S. subsidiaries or operate in hyper-inflationary environments. As a result, the financial statements of certain foreign subsidiaries and affiliates are re-measured using the U.S. dollar as the functional currency.

Included in foreign currency gain (loss), net for the years ended December 31, 2009, was a foreign currency gain of $4,794,000. This gain reflected the re-measurement of a note payable denominated in Japanese Yen of a foreign consolidated subsidiary accounted for on a one-month lag, except for this re-measurement of this note payable. The currency gain for 2009 was primarily offset by a mark-to-market currency loss for December in 2009 from a foreign currency derivative contract. The note payable and related foreign currency derivative were terminated in December 2009.

Seaboard’s Sugar segment, a consolidated subsidiary in Canada (Commodity Trading and Milling segment) and seven non-controlled, non-consolidated affiliates (Commodity Trading and Milling segment businesses in Australia, Colombia, Guyana, Kenya, Lesotho and Zambia), use local currency as their functional currency. Assets and liabilities of these subsidiaries are translated to U.S. dollars at year-end exchange rates, and income and expense items are translated at average rates. Translation gains and losses are recorded as components of other comprehensive loss. For these entities, U.S. dollar denominated net asset or liability conversions to the local currency are recorded through income.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

Seaboard recognizes all derivatives as either assets or liabilities at their fair values. Accounting for changes in the fair value of a derivative depends on its designation and effectiveness. Derivatives qualify for treatment as hedges for accounting purposes when there is a high correlation between the change in fair value of the instrument and the related change in value of the underlying commitment. In order to designate a derivative financial instrument as a hedge for accounting purposes, extensive record keeping is required. For derivatives that qualify as hedges for accounting purposes, the change in fair value has no net impact on earnings, to the extent the derivative is considered effective, until the hedged transaction affects earnings. For derivatives that are not designated as hedging instruments for accounting purposes, or for the ineffective portion of a hedging instrument, the change in fair value does affect current period net earnings.

Seaboard holds and issues certain derivative instruments to manage various types of market risks from its day-to-day operations, primarily including commodity futures and option contracts and foreign currency exchange agreements, and from time to time, interest rate exchange agreements. While management believes each of these instruments primarily are entered into in order to effectively manage various market risks, as of December 31, 2011, none of the derivatives are designated and accounted for as hedges, primarily as a result of the extensive record-keeping requirements. Seaboard also enters into speculative derivative transactions related to its market risks.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Schedule of changes in the asset retirement obligation

	Years ended December 31,
(Thousands of dollars)	2011	2010
Beginning balance	$12,028	$11,090
Accretion expense	1,007	938
Liability for additional lagoons placed in service	74	–
Ending balance	$13,109	$12,028

Schedule of amounts paid for interest and income taxes

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Interest (net of amounts capitalized)	$6,786	$8,377	$13,845
Income taxes (net of refunds)	126,730	69,626	(10,542)

Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments
Summary of the amortized cost and estimated fair value of short-term investments for both available-for-sale and trading securities

	2011		2010
	Amortized	Fair	Amortized	Fair
(Thousands of dollars)	Cost	Value	Cost	Value
Money market funds	$139,420	$139,420	$110,164	$110,164
Corporate bonds	88,589	89,146	81,214	82,351
Fixed rate municipal notes and bonds	17,718	17,788	20,564	20,648
Emerging markets debt mutual fund	17,693	16,399	–	–
Collateralized mortgage obligations	14,915	15,011	12,329	12,380
U.S. Government agency securities	9,720	9,757	10,142	10,184
U.S. Treasury securities	4,848	4,905	7,139	7,148
Asset backed debt securities	3,533	3,533	2,847	2,848
Enhanced cash mutual fund	–	–	60,256	60,302
Other	1,480	1,484	2,360	2,355
Total available-for-sale short-term investments	297,916	297,443	307,015	308,380
High yield trading debt securities	20,155	20,750	19,447	20,783
Emerging markets trading debt mutual funds	2,620	2,487	–	–
Emerging markets trading debt securities	2,444	2,355	1,918	2,072
Other trading debt securities	218	221	889	970
Total short-term investments	$323,353	$323,256	$329,269	$332,205

Summary of estimated fair value of fixed rate securities designated as available-for-sale, classified by the contractual maturity date of the security

(Thousands of dollars)	2011
Due within one year	$31,349
Due after one year through three years	60,281
Due after three years	23,892
Total fixed rate securities	$115,522

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories
Summary of inventories

	December 31,
(Thousands of dollars)	2011	2010
At lower of LIFO cost or market:
Live hogs and materials	$228,624	$200,600
Fresh pork and materials	29,426	24,779
	258,050	225,379
LIFO adjustment	(57,783)	(24,085)
Total inventories at lower of LIFO cost or market	200,267	201,294
At lower of FIFO cost or market:
Grains and oilseeds	251,839	203,232
Sugar produced and in process	78,730	50,190
Other	63,449	44,013
Total inventories at lower of FIFO cost or market	394,018	297,435
Grain, flour and feed at lower of weighted average cost or market	50,645	35,032
Total inventories	$644,930	$533,761

Investments in and Advances to Affiliates and Notes Receivable from Affiliates (Tables)	12 Months Ended
Dec. 31, 2011
Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Commodity Trading and Milling Segment	December 31,
(Thousands of dollars)	2011	2010	2009
Net sales	$1,750,714	1,117,440	1,051,621
Net income	$33,058	47,594	45,867
Total assets	$864,802	581,755	412,849
Total liabilities	$480,328	250,076	215,146
Total equity	$384,474	331,679	197,703

Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates
Sugar Segment	December 31,

(Thousands of dollars)	2011	2010	2009
Net sales	$12,880	20,132	22,293
Net income	$950	2,064	2,169
Total assets	$10,743	10,248	11,544
Total liabilities	$3,851	3,791	6,265
Total equity	$6,892	6,457	5,279

Turkey
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates
Turkey Segment	December 31,
(Thousands of dollars)	2011	2010
Net sales	$1,375,751	83,409
Net income (loss)	$24,250	(1,901)
Total assets	$819,618	725,464
Total liabilities	$428,361	360,673
Total equity	$391,257	364,791

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment
Summary of property, plant and equipment

	Useful	December 31,
(Thousands of dollars)	Lives	2011	2010
Land and improvements	0-15 years	$173,517	$166,201
Buildings and improvements	30 years	376,659	348,160
Machinery and equipment	3-20 years	794,435	727,148
Vessels and vehicles	3-18 years	147,125	144,380
Office furniture and fixtures	5 years	28,376	26,527
Construction in progress		136,396	83,896
		1,656,508	1,496,312
Accumulated depreciation and amortization		(859,686)	(795,181)
Net property, plant and equipment		$796,822	$701,131

Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets, Net
Schedule of intangible assets

	December 31,
(Thousands of dollars)	2011	2010
Intangibles subject to amortization:
Gross carrying amount customer relationships	$9,045	$9,045
Accumulated amortization customer relationships	(6,549)	(6,299)
Intangibles subject to amortization, net	2,496	2,746
Intangibles not subject to amortization:
Carrying amount-trade names and registered trademarks	17,000	17,000
Total intangible assets, net	$19,496	$19,746

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Computed “expected” tax expense excluding non-controlling interest	$155,714	$127,625	$31,572
Adjustments to tax expense attributable to:
Foreign tax differences	(40,733)	(33,322)	(20,332)
Tax-exempt investment income	(116)	(974)	(1,809)
State income taxes, net of federal benefit	3,849	1,803	(3,010)
Change in valuation allowance	(754)	(6,189)	(2,146)
Federal tax credits	(5,153)	(3,351)	(3,672)
Change in pension deferred tax	(199)	(329)	(3,508)
Domestic manufacturing deduction	(8,012)	(4,837)	(459)
Other	(5,545)	607	1,088
Total income tax expense (benefit)	$99,051	$81,033	$(2,276)

Schedule of components of earnings before income taxes

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
United States	$300,992	$223,401	$(14,511)
Foreign	143,906	141,243	104,717
Total earnings excluding non-controlling interest	444,898	364,644	90,206
Less net loss attributable to non-controlling interest	2,290	599	965
Total earnings before income taxes	$442,608	$364,045	$89,241

Schedule of components of total income taxes

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Current:
Federal	$79,069	$48,814	$943
Foreign	15,318	15,855	8,454
State and local	6,549	2,924	(125)
Deferred:
Federal	(1,761)	13,204	(18,216)
Foreign	(232)	15	10,285
State and local	108	221	(3,617)
Income tax expense (benefit)	99,051	81,033	(2,276)
Unrealized changes in other comprehensive income	(12,604)	(5,443)	(3,206)
Total income taxes	$86,447	$75,590	$(5,482)

Schedule of components of the net deferred income tax liability

	December 31,
(Thousands of dollars)	2011	2010
Deferred income tax liabilities:
Cash basis farming adjustment	$10,581	$10,724
Depreciation	109,409	98,692
LIFO	27,927	29,017
Other	4,406	3,768
	$152,323	$142,201
Deferred income tax assets:
Reserves/accruals	$83,816	$67,244
Tax credit carry-forwards	11,217	9,554
Deferred earnings of foreign subsidiaries	12,672	6,274
Net operating and capital loss carry-forwards	15,800	18,727
Foreign minimum tax credit carry-forward	–	10,400
Other	2,041	3,364
	125,546	115,563
Valuation allowance	16,320	30,664
Net deferred income tax liability	$43,097	$57,302

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

(Thousands of dollars)	2011	2010
Beginning balance at January 1	$3,548	$3,395
Additions for uncertain tax positions of prior years	66	596
Decreases for uncertain tax positions of prior years	(109)	(367)
Additions for uncertain tax positions of current year	4,791	21
Settlements	–	(97)
Lapse of statute of limitations	(398)	–
Ending balance at December 31	$7,898	$3,548

Notes Payable and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Notes Payable and Long-Term Debt
Summary of long-term debt

	December 31,
(Thousands of dollars)	2011	2010
Private placements:
6.21% senior notes, due 2012	$1,072	$2,143
6.92% senior notes, due 2012	31,000	31,000
Industrial Development Revenue Bonds, floating rates (1.27% - 2.10% at December 31, 2011) due 2014 through 2027	41,800	41,800
Foreign subsidiary obligation, 5.34%, due 2012 through 2021	81,318	16,352
Foreign subsidiary obligation, floating rate	206	221
Capital lease obligations and other	1,856	1,588
	157,252	93,104
Current maturities of long-term debt	(40,885)	(1,697)
Long-term debt, less current maturities	$116,367	$91,407

Derivatives and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives and Fair Value of Financial Instruments
Schedule of assets and liabilities measured at fair value on a recurring basis

	Balance
	December 31,
(Thousands of dollars)	2011	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities – short-term
investments:
Money market funds	$139,420	$139,420	$–	$–
Corporate bonds	89,146	–	89,146	–
Fixed rate municipal notes and bonds	17,788	–	17,788	–
Emerging markets debt mutual fund	16,399	16,399	–	–
Collateralized mortgage obligations	15,011	–	15,011	–
U.S. Government agency securities	9,757	–	9,757	–
U.S. Treasury securities	4,905	–	4,905	–
Asset backed debt securities	3,533	–	3,533	–
Other	1,484	–	1,484	–
Trading securities- short term investments:
High yield debt securities	20,750	–	20,750	–
Emerging markets trading debt mutual fund	2,487	2,487	–	–
Emerging markets trading debt securities	2,355	–	2,355	–
Other debt securities	221	–	221	–
Trading securities – other current assets:
Domestic equity securities	13,563	13,563	–	–
Foreign equity securities	7,490	3,991	3,499	–
Money market funds	4,521	4,521	–	–
Fixed income mutual funds	4,483	4,483	–	–
U.S. Government agency securities	2,085	–	2,085	–
U.S. Treasury securities	1,474	–	1,474	–
Corporate bonds	72	–	72	–
Other	236	159	77	–
Derivatives
Commodities (1)	5,144	5,144	–	–
Interest rate swaps	–	–	–	–
Foreign currencies	2,247	–	2,247	–
Total Assets	$364,571	$190,167	$174,404	$–
Liabilities:
Derivatives:
Commodities (1)	$5,529	$5,529	$–	$–
Interest rate swaps	11,268	–	11,268	–
Foreign currencies	3,380	–	3,380	–
Total Liabilities	$20,177	$5,529	$14,648	$–

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2011, the commodity derivatives had a margin account balance of $8,619,000 resulting in a net other current asset on the Consolidated Balance Sheets of $8,234,000.

	Balance
	December 31,
(Thousands of dollars)	2010	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities – short-term
investments:
Money market funds	$110,164	$110,164	$–	$–
Corporate bonds	82,351	–	82,351	–
Enhanced cash mutual fund	60,302	60,302	–	–
Fixed rate municipal notes and bonds	20,648	–	20,648	–
Collateralized mortgage obligations	12,380	–	12,380	–
U.S. Government agency securities	10,184	–	10,184	–
U.S. Treasury securities	7,148	–	7,148	–
Asset backed debt securities	2,848	–	2,848	–
Other	2,355	–	2,355	–
Trading securities- short term investments:
High yield debt securities	20,783	–	20,783	–
Emerging markets trading debt securities	2,072	–	2,072	–
Other debt securities	970	–	970	–
Trading securities – other current assets:
Domestic equity securities	13,332	13,332	–	–
Foreign equity securities	8,157	4,131	4,026	–
Fixed income mutual funds	3,758	3,758	–	–
Money market funds	3,208	3,208	–	–
U.S. Treasury securities	2,732	–	2,732	–
U.S. Government agency securities	1,371	–	1,371	–
Other	183	157	26	–
Derivatives:
Commodities (1)	15,966	15,958	8	–
Interest rate swaps	1,410	–	1,410	–
Foreign currencies	120	–	120	–
Total Assets	$382,442	$211,010	$171,432	$–
Liabilities:
Derivatives:
Commodities (1)	$9,170	$9,170	$–	$–
Interest rate swaps	1,161	–	1,161	–
Foreign currencies	11,652	–	11,652	–
Total Liabilities	$21,983	$9,170	$12,813	$–

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2010, the commodity derivatives had a margin account balance of $2,178,000 resulting in a net other current asset on the Consolidated Balance Sheets of $8,974,000.

Schedule of amortized cost and estimated fair values of investments and long term debt

December 31,	2011		2010
(Thousands of dollars)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Short-term investments, available-for-sale	$297,916	$297,443	$307,015	$308,380
Short-term investments, trading debt securities	25,437	25,813	22,254	23,825
Long-term debt	157,252	161,636	93,104	96,438

Schedule of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statement of Earnings

		2011	2010
	Location of Gain or (Loss)	Amount of Gain or (Loss)
	Recognized in Income on	Recognized in Income on
(Thousands of dollars)	Derivatives	Derivatives
Commodities	Cost of sales-products	$20,279	$8,047
Foreign currencies	Cost of sales-products	25,692	(18,538)
Foreign currencies	Foreign currency	(1,957)	(1,580)
Interest rate	Miscellaneous, net	(14,467)	(1,309)

Schedule of fair value of each type of derivative and its location in the Consolidated Balance Sheets

	Asset Derivatives			Liability Derivatives
		2011	2010		2011	2010
	Balance Sheet	Fair		Balance Sheet	Fair
(Thousands of dollars)	Location	Value		Location	Value
Commodities(1)	Other current assets	$5,144	$15,966	Other current asset	$5,529	$9,170
Foreign currencies	Other current assets	2,247	120	Other accrued liabilities	3,380	11,652
Interest rate	Other current assets	–	1,410	Other accrued liabilities	11,268	1,161

(1) Seaboard’s commodities derivative assets and liabilities are presented in the Consolidated Balance Sheets on a net basis, including netting the derivatives with the related margin accounts.  As of December 31, 2011 and 2010, the commodity derivatives had a margin account balance of $8,619,000 and $2,178,000, respectively, resulting in a net other current asset on the Consolidated Balance Sheets of $8,234,000 and $8,974,000, respectively.

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefits
Schedule of asset allocation targets and actual investment composition within the Plans

Actual Composition of Plans at December 31,
	Target Allocations	2011	2010
Domestic Large Cap Equity	29-40%	29-40%	31-42%
Domestic Small and Mid-Cap Equity	7-10%	11-13%	12-14%
International Equity	11-16%	10-15%	11-15%
Fixed Income	25-42%	23-40%	22-39%
Alternative investments	6-8%	6-7%	4-5%
Cash and cash equivalents	1-5%	2-4%	2-3%

Schedule of Plans' assets measured at fair value

	Balance
	December 31,
(Thousands of dollars)	2011	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$34,770	$34,770	$–	$–
Corporate bonds	18,526	–	18,526	–
Foreign equity securities	7,107	7,107	–	–
Fixed income mutual funds	6,400	6,400	–	–
Money market funds	6,513	6,513		–
U.S. Treasury STRIPS	3,587	–	3,587	–
Emerging markets-equity	3,349	3,349	–	–
Mutual funds-equities	3,485	3,485	–	–
Real estate mutual fund	2,909	2,909	–	–
Exchange traded funds-fixed income	1,788	1,788	–	–
Municipal bonds	2,048	–	2,048	–
Other	1,030	–	1,030	–
Total Assets	$91,512	$66,321	$25,191	$–

	Balance
	December 31,
(Thousands of dollars)	2010	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$27,411	$27,411	$–	$–
Corporate bonds	19,570	–	19,570	–
Collective investment funds	12,889	–	12,889	–
Foreign equity securities	7,410	7,410	–	–
Fixed income mutual funds	6,073	6,073	–	–
Money market funds	5,337	5,337	–	–
U.S. Treasury STRIPS	3,135	–	3,135	–
Emerging markets- equity	3,012	3,012	–	–
Mutual funds-equities	2,892	2,892	–	–
Real estate mutual fund	2,042	2,042	–	–
Exchange traded funds- fixed income	1,787	1,787	–	–
Municipal bonds	1,713	–	1,713	–
Other	367	204	163	–
Total Assets	$93,638	$56,168	$37,470	$–

Schedule of assumptions used in determining pension information for plans

	Years ended December 31,
	2011	2010	2009
Weighted-average assumptions
Discount rate used to determine obligations	3.75-4.70%	4.45-5.65%	5.25-6.25%
Discount rate used to determine net periodic benefit cost	4.45-5.65%	5.25-6.25%	6.25%
Expected return on plan assets	7.00-7.50%	7.25-7.75%	7.50%
Long-term rate of increase in compensation levels	4.00-5.00%	4.00-5.00%	4.00-5.00%

Schedule of the funded status

	2011	2010
	Accumulated	Assets exceed	Accumulated
December 31,	benefits	accumulated	benefits
(Thousands of dollars)	exceed assets	benefits	exceed assets
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	$173,023	$–	$147,915
Service cost	7,523	1,370	4,997
Interest cost	9,025	3,258	5,454
Actuarial losses	19,637	4,896	10,013
Benefits paid	(4,668)	(2,563)	(2,317)
Plan split	–	55,648	(55,648)
Benefit obligation at end of year	$204,540	$62,609	$110,414
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$93,638	$–	$84,829
Actual return on plan assets	807	7,106	4,513
Employer contributions	1,735	–	2,070
Benefits paid	(4,668)	(2,563)	(2,317)
Plan split	–	59,152	(59,152)
Fair value of plan assets at end of year	$91,512	$63,695	$29,943
Funded status	$(113,028)	$1,086	$(80,471)

Schedule of net periodic cost of benefits of plans

	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Components of net periodic benefit cost:
Service cost	$7,550	$6,367	$6,040
Interest cost	8,997	8,712	8,183
Expected return on plan assets	(6,598)	(6,218)	(4,761)
Amortization and other	4,027	4,046	5,017
Net periodic benefit cost	$13,976	$12,907	$14,479

Schedule of amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive income (AOCI) before taxes

(Thousands of dollars)	2011	2010
Accumulated loss, net of gain	$(81,708)	$(54,752)
Prior service cost, net of credit	(6,351)	(7,280)
Transitional obligation	–	(16)
Total Accumulated Other Comprehensive Income	$(88,059)	$(62,048)

Schedule of amounts in AOCI expected to be recognized as components of net periodic benefit cost in 2012

(Thousands of dollars)	2012
Prior service cost, net of credit	$844
Transition obligation	5,227
Estimated net periodic benefit cost	$6,071

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of non-cancelable purchase commitments and commitments under other agreements

Purchase commitments	Years ended December 31,
(Thousands of dollars)	2012	2013	2014	2015	2016	Thereafter
Hog procurement contracts	$166,904	$118,934	$112,769	$109,784	$90,300	$73,580
Grain and feed ingredients	149,053	910	–	–	–	–
Grain purchase contracts for resale	409,011	–	–	–	–	–
Construction of new power barge	18,071	–	–	–	–	–
Fuel purchase contract	37,020	–	–	–	–	–
Equipment purchases and facility improvements	18,537	–	–	–	–	–
Other purchase commitments	28,538	2,597	71	35	34	161
Total firm purchase commitments	827,134	122,441	112,840	109,819	90,334	73,741
Vessel, time and voyage-charter
Arrangements	101,087	48,093	28,262	26,098	18,849	98,961
Contract grower finishing agreements	11,673	10,470	9,295	8,713	9,019	16,919
Other operating lease payments	17,920	15,370	13,893	13,345	13,215	187,766
Total unrecognized firm commitments	$957,814	$196,374	$164,290	$157,975	$131,417	$377,387

Stockholders' Equity and Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity and Accumulated Other Comprehensive Loss
Schedule of components of accumulated other comprehensive loss, net of related taxes

	December 31,
(Thousands of dollars)	2011	2010	2009

Cumulative foreign currency translation adjustment	$(93,669)	$(81,280)	$(77,576)
Unrealized gain (loss) on investments	(311)	445	2,579
Unrecognized pension cost	(62,085)	(43,072)	(39,789)

Accumulated other comprehensive loss	$(156,065)	$(123,907)	$(114,786)

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information
Summary of specific financial information related to sales to external customer
Sales to External Customers:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Pork	$1,744,630	$1,388,265	$1,065,338
Commodity Trading and Milling	2,689,786	1,808,948	1,531,572
Marine	928,548	853,565	737,629
Sugar	259,786	195,993	142,966
Power	111,391	124,034	107,074
All Other	12,761	14,897	16,729
Segment/Consolidated Totals	$5,746,902	$4,385,702	$3,601,308

Summary of specific financial information related to operating income

Operating Income:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Pork	$259,271	$213,325	$(15,025)
Commodity Trading and Milling	43,225	34,432	24,839
Marine	(3,904)	47,612	24,113
Sugar	65,101	31,741	(851)
Power	60,845	13,424	8,172
All Other	(1,191)	832	1,498
Segment Totals	423,347	341,366	42,746
Corporate	(16,143)	(20,300)	(19,023)
Consolidated Totals	$407,204	$321,066	$23,723

Summary of specific financial information related to income from affiliates

Income from Affiliates:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Commodity Trading and Milling	$13,450	$20,983	$19,128
Sugar	440	980	1,030
Turkey	12,731	(998)	–
Segment/Consolidated Totals	$26,621	$20,965	$20,158

Summary of specific financial information related to depreciation and amortization

Depreciation and Amortization:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Pork	$43,866	$50,813	$53,182
Commodity Trading and Milling	5,567	5,165	4,681
Marine	22,675	22,743	21,772
Sugar	8,289	7,180	7,732
Power	192	204	3,783
All Other	403	428	431
Segment Totals	80,992	86,533	91,581
Corporate	231	269	260
Consolidated Totals	$81,223	$86,802	$91,841

Summary of specific financial information related to total assets

Total Assets:	December 31,
(Thousands of dollars)	2011	2010
Pork	$738,574	$761,490
Commodity Trading and Milling	755,903	686,379
Marine	261,781	246,902
Sugar	269,564	223,223
Power	165,118	91,739
Turkey	312,164	277,778
All Other	6,257	6,332
Segment Totals	2,509,361	2,293,843
Corporate	497,367	440,243
Consolidated Totals	$3,006,728	$2,734,086

Summary of specific financial information related to investment in and advances to affiliates
Investment in and Advances to Affiliates:	December 31,
(Thousands of dollars)	2011	2010
Commodity Trading and Milling	$160,402	$140,696
Sugar	3,177	2,957
Turkey	201,261	187,669
Segment/Consolidated Totals	$364,840	$331,322

Summary of specific financial information related to capital expenditures

Capital Expenditures:	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Pork	$39,890	$9,568	$15,188
Commodity Trading and Milling	5,192	2,390	2,650
Marine	31,210	28,411	14,697
Sugar	22,626	30,620	21,603
Power	84,041	31,709	39
All Other	60	362	87
Segment Totals	183,019	103,060	54,264
Corporate	729	276	12
Consolidated Totals	$183,748	$103,336	$54,276

Geographic summary of net sales based on the location of product delivery
	Years ended December 31,
(Thousands of dollars)	2011	2010	2009
Caribbean, Central and South America	$2,225,829	$1,702,823	$1,406,749
Africa	1,489,409	1,061,221	969,324
United States	1,328,116	1,079,316	855,412
Canada/Mexico	407,593	245,935	146,601
Pacific Basin and Far East	238,116	198,100	165,721
Eastern Mediterranean	49,472	78,380	14,964
Europe	8,367	19,927	42,537
Totals	$5,746,902	$4,385,702	$3,601,308

Geographic summary of the entity's long-lived assets according to their physical location and primary port for the vessels
	December 31,
(Thousands of dollars)	2011	2010
United States	$515,375	$511,908
Dominican Republic	120,707	56,928
Argentina	111,726	105,298
All other	50,419	49,197
Totals	$798,227	$723,331

Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	12 Months Ended
	Oct. 02, 2010	Dec. 31, 2011 affiliate Y M	Dec. 31, 2010	Dec. 31, 2009
Operations of Seaboard Corporation and its Subsidiaries
Percentage of ownership interest held by Seaboard Flour LLC and SFC Preferred LLC (Parent Companies)		73.80%
Principles of Consolidation and Investments in Affiliates
Minimum time lag for reporting financial information of certain subsidiaries and affiliates (in months)		1
Maximum time lag for reporting financial information of certain subsidiaries and affiliates (in months)		3
Property, Plant and Equipment
Useful lives, minimum (in years)		3
Useful Lives, maximum (in years)		30
Deferred Grants
Deferred Grants		$ 5,631,000	$ 6,047,000
Changes in the asset retirement obligation
Beginning balance		12,028,000	11,090,000
Accretion Expense		1,007,000	938,000
Liability for additional lagoons placed in service		74,000
Ending balance		13,109,000	12,028,000	11,090,000
Cash and Cash Equivalents
Interest (net of amounts capitalized)		6,786,000	8,377,000	13,845,000
Income taxes (net of refunds)		126,730,000	69,626,000	(10,542,000)
Capitalized interest		6,723,000	3,350,000	702,000
Supplemental Non-Cash Transactions
Total cash paid for majority interest acquired in commodity origination, storage and processing business in Canada	5,578,000		5,578,000
Increase in working capital	1,254,000
Increase in fixed assets	4,637,000
Increase in other long-term assets	833,000
Increase in deferred tax liabilities	896,000
Increase in non-controlling interest	250,000
Non-cash, pay-in-kind interest income and accretion of discount recognized on a note receivable from an affiliate		10,584,000	695,000
Foreign Currency Transactions and Translation
Foreign currency gain				$ 4,794,000
The lag for reporting remeasurement of notes payable denominated in foreign currency (in months)		1
Number of non-controlled, non-consolidated affiliates using local currency as their functional currency		7

Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Investments
Amortized Cost	$ 0	$ 307,015,000
Fair Value	0	308,380,000
Total short-term investments, amortized cost	323,353,000	329,269,000
Total short-term investments, fair value	323,256,000	332,205,000
Estimated fair value of fixed rate securities designated as available-for-sale, classified by the contractual maturity date of the security
Due within one year	31,349,000
Due after one year through three years	60,281,000
Due after three years	23,892,000
Total fixed rate securities	115,522,000
Available-for-sale securities
Investments
Amortized Cost	297,916,000	307,015,000
Fair Value	297,443,000	308,380,000
Money market funds
Investments
Amortized Cost	139,420,000	110,164,000
Fair Value	139,420,000	110,164,000
Money market funds | Denominated in Euros
Investments
Fair Value	25,755,000	78,338,000
Corporate bonds
Investments
Amortized Cost	88,589,000	81,214,000
Fair Value	89,146,000	82,351,000
Fixed rate municipal notes and bonds
Investments
Amortized Cost	17,718,000	20,564,000
Fair Value	17,788,000	20,648,000
Emerging markets debt mutual fund
Investments
Amortized Cost	17,693,000
Fair Value	16,399,000
Collateralized mortgage obligations
Investments
Amortized Cost	14,915,000	12,329,000
Fair Value	15,011,000	12,380,000
U.S. Government agency securities
Investments
Amortized Cost	9,720,000	10,142,000
Fair Value	9,757,000	10,184,000
U.S. Treasury securities
Investments
Amortized Cost	4,848,000	7,139,000
Fair Value	4,905,000	7,148,000
Asset backed debt securities
Investments
Amortized Cost	3,533,000	2,847,000
Fair Value	3,533,000	2,848,000
Enhanced cash mutual fund
Investments
Amortized Cost		60,256,000
Fair Value		60,302,000
Other
Investments
Amortized Cost	1,480,000	2,360,000
Fair Value	1,484,000	2,355,000
Trading securities
Investments
Unrealized gain related to trading securities	376,000	1,571,000
High yield trading debt securities
Investments
Amortized Cost	20,155,000	19,447,000
Fair Value	20,750,000	20,783,000
Emerging markets trading debt mutual funds
Investments
Amortized Cost	2,620,000
Fair Value	2,487,000
Emerging markets trading debt securities
Investments
Amortized Cost	2,444,000	1,918,000
Fair Value	2,355,000	2,072,000
Other trading debt securities
Investments
Amortized Cost	218,000	889,000
Fair Value	$ 221,000	$ 970,000

Inventories (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
At lower of LIFO cost or market:
Live hogs and materials	$ 228,624,000	$ 200,600,000
Fresh pork and materials	29,426,000	24,779,000
Inventories at lower of LIFO cost or market, Gross	258,050,000	225,379,000
LIFO adjustment	(57,783,000)	(24,085,000)
Total inventories at lower of LIFO cost or market	200,267,000	201,294,000
At lower of FIFO cost or market:
Grains and oilseeds	251,839,000	203,232,000
Sugar produced and in process	78,730,000	50,190,000
Other	63,449,000	44,013,000
Total inventories at lower of FIFO cost or market	394,018,000	297,435,000
Grain, flour and feed at lower of weighted average cost or market	50,645,000	35,032,000
Total inventories	644,930,000	533,761,000
LIFO method increase (decrease) in earnings	(20,556,000)	(780,000)	10,898,000
LIFO method increase (decrease) in earnings per share (in dollars per share)	$ (16.92)	$ (0.64)	$ 8.81
Amount that inventories would have been higher by if the FIFO method had been used	$ 57,783,000	$ 24,085,000

Investments in and Advances to Affiliates and Notes Receivable from Affiliates (Details) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended												12 Months Ended									1 Months Ended							1 Months Ended		3 Months Ended	6 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended			1 Months Ended					3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 affiliate	Dec. 31, 2011 Commodity Trading and Milling	Dec. 31, 2011 Commodity Trading and Milling	Dec. 31, 2010 Commodity Trading and Milling	Dec. 31, 2009 Commodity Trading and Milling	Dec. 31, 2011 Sugar	Dec. 31, 2010 Sugar	Dec. 31, 2009 Sugar	Dec. 31, 2011 Turkey	Dec. 31, 2010 Turkey	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Democratic Republic of Congo	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Lesotho	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Kenya Minimum	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Kenya Maximum	Dec. 31, 2009 Businesses conducting flour, maize and feed milling and poultry production and processing Nigeria asset	Jan. 02, 2009 Businesses conducting flour, maize and feed milling and poultry production and processing Nigeria	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Nigeria Minimum	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Nigeria Maximum	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Zambia	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Colombia	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Ecuador Minimum	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Ecuador Maximum	Dec. 31, 2011 Businesses conducting flour, maize and feed milling and poultry production and processing Haiti	Oct. 30, 2010 Poultry business	Dec. 31, 2011 Bakery business	Jul. 31, 2010 Bakery business	Dec. 31, 2011 Grain and commodity trading businesses Australia	Oct. 30, 2010 Grain and commodity trading businesses Australia	Dec. 31, 2011 Grain and commodity trading businesses North Carolina	Dec. 31, 2011 Grain and commodity trading businesses Peru	Jan. 28, 2012 PSI International North Carolina	Apr. 03, 2010 PSI International North Carolina	Dec. 31, 2010 PSI International North Carolina	Jul. 02, 2011 PSI International North Carolina	Dec. 31, 2011 PSI International North Carolina Line-of-credit	Dec. 31, 2011 Sugar related businesses Argentina business	Dec. 31, 2011 Sugar related businesses Argentina Minimum	Dec. 31, 2011 Sugar related businesses Argentina Maximum	Dec. 31, 2010 Butterball, LLC Y	Oct. 01, 2011 Butterball, LLC	Dec. 31, 2011 Butterball, LLC	Dec. 06, 2010 Butterball, LLC	Dec. 31, 2010 Butterball, LLC Subordinated loan	Dec. 31, 2011 Butterball, LLC Subordinated loan	Dec. 06, 2010 Butterball, LLC Subordinated loan Y	Dec. 31, 2011 Butterball, LLC Detachable warrants	Dec. 06, 2010 Butterball, LLC Detachable warrants	Oct. 01, 2011 Butterball, LLC Term loan	Dec. 31, 2011 Butterball, LLC Term loan
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage ownership													50.00%	50.00%	35.00%	49.00%			25.00%	48.00%	49.00%	40.00%	25.00%	50.00%	23.00%	50.00%			25.00%		50.00%	50.00%							46.00%	50.00%
Number of businesses																																						2
Notes receivable from affiliate	$ 110,903,000	$ 90,109,000																																											$ 90,109,000	$ 100,693,000	$ 89,414,000				$ 10,210,000
Purchase price																										16,988,000		21,477,000		5,000,000				7,650,000										177,500,000
Percentage ownership acquired																												50.00%		25.00%				50.00%										50.00%
Percentage of interest held by Murphy Brown, LLC reacquired by Maxwell Group																																												49.00%
Percentage of ownership interest continued to be owned by the Maxwell Group																																												50.00%
Investee's intangible assets for trade name																																											111,000,000
Goodwill	40,628,000	40,628,000
Investee's intangible assets for goodwill																																											60,265,000
Loan provided to affiliate																																													100,000,000					13,037,000
Maturity period of unsecured subordinated loan provided (in years)																																															7
Interest rate on loan provided (as a percent)																																															15.00%				12.00%
Percentage of interest payable in cash																																															5.00%
Percentage of pay-in-kind interest																																															10.00%
Cash fee received as consideration for unsecured subordinated loan provided																																													2,000,000
Additional equity interest that can be acquired upon exercise of warrants (as a percent)																																																5.00%
Economic interest (as a percent)																																																52.50%
Investments in and advances to affiliates	364,840,000	331,322,000		160,402,000	160,402,000	140,696,000		3,177,000	2,957,000		201,261,000	187,669,000																																					10,586,000
Cash syndication fee																																									4,525,000
Percentage of net syndication fee initially recognized as income																																									47.50%
Amortization period of remaining net syndication fee (in years)																																									5
Additional investment or capital contribution																										10,500,000																5,598,000
Estimated project cost																											60,500,000
Payments to acquire equity method investment																																		6,000,000	990,000	660,000
Payment to increase ownership interest in affiliate																																	3,660,000
Capacity provided by Seaboard																																					35,000,000
Reference rate																																					Prime
Spread over reference rate (as a percent)																																					1.00%
Commitment fee on unused portion (as a percent)																																					0.50%
Ownership after increase (as a percent)																																	70.00%
Carrying value after write downs in prior years																		0
Number of asset sales																	2
Number of entities discontinuing operations			1
Proportionate share of income from affiliates	26,621,000	20,965,000	20,158,000	5,080,000	13,450,000	20,983,000	19,128,000	440,000	980,000	1,030,000	12,731,000	(998,000)					2,323,000
Excess of carrying value of investment in affiliates over entity's share of affiliates' book value				11,125,000	11,125,000
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales					1,750,714,000	1,117,440,000	1,051,621,000	12,880,000	20,132,000	22,293,000	1,375,751,000	83,409,000
Net income					33,058,000	47,594,000	45,867,000	950,000	2,064,000	2,169,000	24,250,000	(1,901,000)
Total assets				864,802,000	864,802,000	581,755,000	412,849,000	10,743,000	10,248,000	11,544,000	819,618,000	725,464,000
Total liabilities				480,328,000	480,328,000	250,076,000	215,146,000	3,851,000	3,791,000	6,265,000	428,361,000	360,673,000
Total equity				384,474,000	384,474,000	331,679,000	197,703,000	6,892,000	6,457,000	5,279,000	391,257,000	364,791,000
Receivable from affiliate																																					$ 30,096,000

Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2011 Mexico ham boning and processing plant Y	Oct. 01, 2011 Mexico ham boning and processing plant Pork	Dec. 31, 2011 Land and improvements Y	Dec. 31, 2010 Land and improvements	Dec. 31, 2011 Buildings and improvements Y	Dec. 31, 2010 Buildings and improvements	Dec. 31, 2011 Machinery and equipment Y	Dec. 31, 2010 Machinery and equipment	Dec. 31, 2011 Vessels and vehicles Y	Dec. 31, 2010 Vessels and vehicles	Dec. 31, 2011 Office furniture and fixtures Y	Dec. 31, 2010 Office furniture and fixtures	Dec. 31, 2011 Construction in progress	Dec. 31, 2010 Construction in progress
Property, plant and equipment
Useful lives, minimum (in years)	3				0				3		3
Useful Lives, maximum (in years)	30				15				20		18
Useful Lives (in years)							30						5
Gross property, plant and equipment	$ 1,656,508	$ 1,496,312			$ 173,517	$ 166,201	$ 376,659	$ 348,160	$ 794,435	$ 727,148	$ 147,125	$ 144,380	$ 28,376	$ 26,527	$ 136,396	$ 83,896
Accumulated depreciation and amortization	(859,686)	(795,181)
Net property, plant and equipment	796,822	701,131	3,840
Period of plant operation (in years)			2
Impairment charge	5,600			5,600
Impairment charge offset by reduction to noncontrolling interest			1,830
Total impact on net earnings attributable to Seaboard, net of taxes			$ 2,300

Goodwill and Intangible Assets, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangibles subject to amortization:
Gross carrying amount customer relationships	$ 9,045,000	$ 9,045,000
Accumulated amortization customer relationships	(6,549,000)	(6,299,000)
Intangibles subject to amortization, net	2,496,000	2,746,000
Intangibles not subject to amortization:
Carrying amount-trade names and registered trademarks	17,000,000	17,000,000
Total intangible assets, net	19,496,000	19,746,000
Current amortization expense and future amortization expense
Amortization expense of amortizable intangible assets	250,000	930,000	1,610,000
Future amortization expense year one	250,000
Future amortization expense year two	250,000
Future amortization expense year three	250,000
Future amortization expense year four	250,000
Future amortization expense year five	$ 250,000

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Federal income tax rate (as a percent)	35.00%	35.00%	35.00%
Reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations
Computed expected tax expense excluding non-controlling interest	$ 155,714,000	$ 127,625,000	$ 31,572,000
Adjustments to tax expense attributable to:
Foreign tax differences	(40,733,000)	(33,322,000)	(20,332,000)
Tax-exempt investment income	(116,000)	(974,000)	(1,809,000)
State income taxes, net of federal benefit	3,849,000	1,803,000	(3,010,000)
Change in valuation allowance	(754,000)	(6,189,000)	(2,146,000)
Federal tax credits	(5,153,000)	(3,351,000)	(3,672,000)
Change in pension deferred tax	(199,000)	(329,000)	(3,508,000)
Domestic manufacturing deduction	(8,012,000)	(4,837,000)	(459,000)
Other	(5,545,000)	607,000	1,088,000
Income tax expense (benefit)	99,051,000	81,033,000	(2,276,000)
Components of earnings before income taxes
United States	300,992,000	223,401,000	(14,511,000)
Foreign	143,906,000	141,243,000	104,717,000
Total earnings excluding non-controlling interest	444,898,000	364,644,000	90,206,000
Less net loss attributable to noncontrolling interest	2,290,000	599,000	965,000
Total earnings before income taxes	442,608,000	364,045,000	89,241,000
Current:
Federal	79,069,000	48,814,000	943,000
Foreign	15,318,000	15,855,000	8,454,000
State and local	6,549,000	2,924,000	(125,000)
Deferred:
Federal	(1,761,000)	13,204,000	(18,216,000)
Foreign	(232,000)	15,000	10,285,000
State and local	108,000	221,000	(3,617,000)
Income tax expense (benefit)	99,051,000	81,033,000	(2,276,000)
Unrealized changes in other comprehensive income	(12,604,000)	(5,443,000)	(3,206,000)
Total income taxes	86,447,000	75,590,000	(5,482,000)
Income taxes receivable	33,539,000	12,234,000
Income taxes payable	2,604,000	7,066,000
Deferred income tax liabilities:
Cash basis farming adjustment	10,581,000	10,724,000
Depreciation	109,409,000	98,692,000
LIFO	27,927,000	29,017,000
Other	4,406,000	3,768,000
Aggregate deferred income tax liabilities	152,323,000	142,201,000
Deferred income tax assets:
Reserves/accruals	83,816,000	67,244,000
Tax credit carry-forwards	11,217,000	9,554,000
Deferred earnings of foreign subsidiaries	12,672,000	6,274,000
Net operating and capital loss carry-forwards	15,800,000	18,727,000
Foreign minimum tax credit carry-forward		10,400,000
Other	2,041,000	3,364,000
Aggregate deferred income tax assets	125,546,000	115,563,000
Valuation allowance	16,320,000	30,664,000
Net deferred income tax liability	43,097,000	57,302,000
Accrued interest and penalties on uncertain tax positions	1,377,000	1,323,000
Unrecognized tax benefits, if recognized, would affect the effective tax rate	7,898,000	3,548,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the period	3,548,000	3,395,000
Additions for uncertain tax positions of prior years	66,000	596,000
Decreases for uncertain tax positions of prior years	(109,000)	(367,000)
Additions for uncertain tax positions of current year	4,791,000	21,000
Settlements		(97,000)
Lapse of statute of limitations	(398,000)
Balance at the end of the period	7,898,000	3,548,000	3,395,000
Undistributed earnings from foreign operations	845,369,000
Tax savings due to tax holiday	16,275,000	3,434,000	3,259,000
Tax savings per diluted earnings per common share (in dollars per share)	$ 13.4	$ 2.8	$ 2.63
Foreign
Net operating loss carry-forwards and tax credit carry-forwards
Net operating loss carry-forwards (NOLs)	51,836,000
State
Net operating loss carry-forwards and tax credit carry-forwards
Tax credit carry-forwards	$ 17,257,000

Notes Payable and Long-Term Debt (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Notes Payable
Notes payable to banks	$ 16,219,000	$ 78,729,000
Notes payable to bank
Notes Payable
Notes payable to banks	16,219,000	78,729,000
Maximum repayment term (in years)	1
Weighted average interest rate (as a percent)	9.34%	5.79%
Letters of credit for outstanding IDRBs	26,385,000
Letters of credit related to insurance coverages	21,500,000
Committed bank line
Notes Payable
Maximum capacity	300,000,000
Letters of credit outstanding	48,078,000
Uncommitted bank lines
Notes Payable
Maximum capacity	182,966,000
Letters of credit outstanding	25,045,000
Uncommitted bank lines | Foreign subsidiaries
Notes Payable
Notes payable to banks	16,219,000
Maximum capacity	132,966,000
Uncommitted bank lines | Foreign subsidiaries | South African Rand
Notes Payable
Notes payable to banks	11,974,000
Term note
Notes Payable
Notes payable to banks		$ 45,000,000

Notes Payable and Long-Term Debt (Details 2) (USD $)	12 Months Ended						12 Months Ended
	Dec. 31, 2011 denominator numerator	Dec. 31, 2010	Dec. 31, 2011 6.21% senior notes, due 2012	Dec. 31, 2010 6.21% senior notes, due 2012	Dec. 31, 2011 6.92% senior notes, due 2012	Dec. 31, 2010 6.92% senior notes, due 2012	Dec. 31, 2011 Industrial Development Revenue Bonds, floating rates (1.27% - 2.10% at December 31, 2011) due 2014 through 2027	Dec. 31, 2010 Industrial Development Revenue Bonds, floating rates (1.27% - 2.10% at December 31, 2011) due 2014 through 2027	Dec. 31, 2011 Foreign subsidiary obligation, 5.34%, due 2012 through 2021	Dec. 31, 2010 Foreign subsidiary obligation, 5.34%, due 2012 through 2021	Sep. 17, 2010 Foreign subsidiary obligation, 5.34%, due 2012 through 2021	Dec. 31, 2011 Foreign subsidiary obligation, floating rate	Dec. 31, 2010 Foreign subsidiary obligation, floating rate	Dec. 31, 2011 Capital lease obligations and other	Dec. 31, 2010 Capital lease obligations and other
Notes Payable and Long Term Debt
Maximum borrowing capacity											$ 114,000,000
Interest rate (as a percent)			6.21%		6.92%						5.34%
Long-term debt	157,252,000	93,104,000	1,072,000	2,143,000	31,000,000	31,000,000	41,800,000	41,800,000	81,318,000	16,352,000		206,000	221,000	1,856,000	1,588,000
Floating rates, low end of range (as a percent)							1.27%
Floating rates, high end of range (as a percent)							2.10%
Current maturities of long-term debt	(40,885,000)	(1,697,000)
Long-term debt, less current maturities	116,367,000	91,407,000
Maximum consolidated funded debt as a percentage of aggregate capitalization	50.00%
Numerator for adjusted leverage ratio, maximum	3.5
Denominator for adjusted leverage ratio, maximum	1
Minimum net worth base requirement	1,150,000,000
Percentage of consolidated net income added to net worth base amount	25.00%
Base amount used to calculate maximum dividend allowed	10,000,000
Percentage of consolidated net income added to base dividend amount	50.00%
Percentage of consolidated net losses deducted from base dividend amount	100.00%
Net proceeds of capital stock added to base dividend amount	800,000,000
Maximum amount of dividends	15,000,000
Sum of subsidiary indebtedness and priority indebtedness as a percentage of consolidated tangible net worth, maximum	10.00%
Maturities of long-term debt
2012	40,885,000
2013	8,688,000
2014	16,085,000
2015	8,132,000
2016	8,132,000
Thereafter	$ 75,330,000

Derivatives and Fair Value of Financial Instruments (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets:
Available-for-sale securities	$ 0	$ 308,380,000
Commodities
Assets:
Derivatives	5,144,000	15,966,000
Margin account	8,619,000	2,178,000
Derivative assets and liabilities, net basis	8,234,000	8,974,000
Liabilities:
Derivatives	5,529,000	9,170,000
Interest rate swaps
Assets:
Derivatives		1,410,000
Liabilities:
Derivatives	11,268,000	1,161,000
Foreign currencies
Assets:
Derivatives	2,247,000	120,000
Liabilities:
Derivatives	3,380,000	11,652,000
Short-term investments
Assets:
Available-for-sale securities	297,443,000	308,380,000
Trading securities	25,813,000	23,825,000
Money market funds
Assets:
Available-for-sale securities	139,420,000	110,164,000
Corporate bonds
Assets:
Available-for-sale securities	89,146,000	82,351,000
Enhanced cash mutual fund
Assets:
Available-for-sale securities		60,302,000
Fixed rate municipal notes and bonds
Assets:
Available-for-sale securities	17,788,000	20,648,000
Emerging markets debt mutual fund
Assets:
Available-for-sale securities	16,399,000
Collateralized mortgage obligations
Assets:
Available-for-sale securities	15,011,000	12,380,000
U.S. Government agency securities
Assets:
Available-for-sale securities	9,757,000	10,184,000
U.S. Treasury securities
Assets:
Available-for-sale securities	4,905,000	7,148,000
Asset backed debt securities
Assets:
Available-for-sale securities	3,533,000	2,848,000
Other
Assets:
Trading securities	1,484,000	2,355,000
High yield trading debt securities
Assets:
Trading securities	20,750,000	20,783,000
Emerging markets trading debt mutual funds
Assets:
Trading securities	2,487,000
Emerging markets trading debt securities
Assets:
Trading securities	2,355,000	2,072,000
Recurring basis | Balance at period end
Assets:
Total Assets	364,571,000	382,442,000
Liabilities:
Total Liabilities	20,177,000	21,983,000
Recurring basis | Balance at period end | Commodities
Assets:
Derivatives	5,144,000	15,966,000
Margin account	8,619,000	2,178,000
Derivative assets and liabilities, net basis	8,234,000	8,974,000
Liabilities:
Derivatives	5,529,000	9,170,000
Recurring basis | Balance at period end | Interest rate swaps
Assets:
Derivatives		1,410,000
Liabilities:
Derivatives	11,268,000	1,161,000
Recurring basis | Balance at period end | Foreign currencies
Assets:
Derivatives	2,247,000	120,000
Liabilities:
Derivatives	3,380,000	11,652,000
Recurring basis | Balance at period end | Money market funds | Short-term investments
Assets:
Available-for-sale securities	139,420,000	110,164,000
Recurring basis | Balance at period end | Money market funds | Other current assets
Assets:
Trading securities	4,521,000	3,208,000
Recurring basis | Balance at period end | Corporate bonds | Short-term investments
Assets:
Available-for-sale securities	89,146,000	82,351,000
Recurring basis | Balance at period end | Corporate bonds | Other current assets
Assets:
Trading securities	72,000
Recurring basis | Balance at period end | Enhanced cash mutual fund | Short-term investments
Assets:
Available-for-sale securities		60,302,000
Recurring basis | Balance at period end | Fixed rate municipal notes and bonds | Short-term investments
Assets:
Available-for-sale securities	17,788,000	20,648,000
Recurring basis | Balance at period end | Emerging markets debt mutual fund | Short-term investments
Assets:
Available-for-sale securities	16,399,000
Recurring basis | Balance at period end | Collateralized mortgage obligations | Short-term investments
Assets:
Available-for-sale securities	15,011,000	12,380,000
Recurring basis | Balance at period end | U.S. Government agency securities | Short-term investments
Assets:
Available-for-sale securities	9,757,000	10,184,000
Recurring basis | Balance at period end | U.S. Government agency securities | Other current assets
Assets:
Trading securities	2,085,000	1,371,000
Recurring basis | Balance at period end | U.S. Treasury securities | Short-term investments
Assets:
Available-for-sale securities	4,905,000	7,148,000
Recurring basis | Balance at period end | U.S. Treasury securities | Other current assets
Assets:
Trading securities	1,474,000	2,732,000
Recurring basis | Balance at period end | Asset backed debt securities | Short-term investments
Assets:
Available-for-sale securities	3,533,000	2,848,000
Recurring basis | Balance at period end | Other | Short-term investments
Assets:
Available-for-sale securities	1,484,000	2,355,000
Recurring basis | Balance at period end | Other | Other current assets
Assets:
Trading securities	236,000	183,000
Recurring basis | Balance at period end | High yield trading debt securities | Short-term investments
Assets:
Trading securities	20,750,000	20,783,000
Recurring basis | Balance at period end | Emerging markets trading debt mutual funds | Short-term investments
Assets:
Trading securities	2,487,000
Recurring basis | Balance at period end | Emerging markets trading debt securities | Short-term investments
Assets:
Trading securities	2,355,000	2,072,000
Recurring basis | Balance at period end | Other debt securities | Short-term investments
Assets:
Trading securities	221,000	970,000
Recurring basis | Balance at period end | Domestic equity securities | Other current assets
Assets:
Trading securities	13,563,000	13,332,000
Recurring basis | Balance at period end | Foreign equity securities | Other current assets
Assets:
Trading securities	7,490,000	8,157,000
Recurring basis | Balance at period end | Fixed income mutual funds | Other current assets
Assets:
Trading securities	4,483,000	3,758,000
Recurring basis | Level 1
Assets:
Total Assets	190,167,000	211,010,000
Liabilities:
Total Liabilities	5,529,000	9,170,000
Recurring basis | Level 1 | Commodities
Assets:
Derivatives	5,144,000	15,958,000
Liabilities:
Derivatives	5,529,000	9,170,000
Recurring basis | Level 1 | Money market funds | Short-term investments
Assets:
Available-for-sale securities	139,420,000	110,164,000
Recurring basis | Level 1 | Money market funds | Other current assets
Assets:
Trading securities	4,521,000	3,208,000
Recurring basis | Level 1 | Enhanced cash mutual fund | Short-term investments
Assets:
Available-for-sale securities		60,302,000
Recurring basis | Level 1 | Emerging markets debt mutual fund | Short-term investments
Assets:
Available-for-sale securities	16,399,000
Recurring basis | Level 1 | Other | Other current assets
Assets:
Trading securities	159,000	157,000
Recurring basis | Level 1 | Emerging markets trading debt mutual funds | Short-term investments
Assets:
Trading securities	2,487,000
Recurring basis | Level 1 | Domestic equity securities | Other current assets
Assets:
Trading securities	13,563,000	13,332,000
Recurring basis | Level 1 | Foreign equity securities | Other current assets
Assets:
Trading securities	3,991,000	4,131,000
Recurring basis | Level 1 | Fixed income mutual funds | Other current assets
Assets:
Trading securities	4,483,000	3,758,000
Recurring basis | Level 2
Assets:
Total Assets	174,404,000	171,432,000
Liabilities:
Total Liabilities	14,648,000	12,813,000
Recurring basis | Level 2 | Commodities
Assets:
Derivatives		8,000
Recurring basis | Level 2 | Interest rate swaps
Assets:
Derivatives		1,410,000
Liabilities:
Derivatives	11,268,000	1,161,000
Recurring basis | Level 2 | Foreign currencies
Assets:
Derivatives	2,247,000	120,000
Liabilities:
Derivatives	3,380,000	11,652,000
Recurring basis | Level 2 | Corporate bonds | Short-term investments
Assets:
Available-for-sale securities	89,146,000	82,351,000
Recurring basis | Level 2 | Corporate bonds | Other current assets
Assets:
Trading securities	72,000
Recurring basis | Level 2 | Fixed rate municipal notes and bonds | Short-term investments
Assets:
Available-for-sale securities	17,788,000	20,648,000
Recurring basis | Level 2 | Collateralized mortgage obligations | Short-term investments
Assets:
Available-for-sale securities	15,011,000	12,380,000
Recurring basis | Level 2 | U.S. Government agency securities | Short-term investments
Assets:
Available-for-sale securities	9,757,000	10,184,000
Recurring basis | Level 2 | U.S. Government agency securities | Other current assets
Assets:
Trading securities	2,085,000	1,371,000
Recurring basis | Level 2 | U.S. Treasury securities | Short-term investments
Assets:
Available-for-sale securities	4,905,000	7,148,000
Recurring basis | Level 2 | U.S. Treasury securities | Other current assets
Assets:
Trading securities	1,474,000	2,732,000
Recurring basis | Level 2 | Asset backed debt securities | Short-term investments
Assets:
Available-for-sale securities	3,533,000	2,848,000
Recurring basis | Level 2 | Other | Short-term investments
Assets:
Available-for-sale securities	1,484,000	2,355,000
Recurring basis | Level 2 | Other | Other current assets
Assets:
Trading securities	77,000	26,000
Recurring basis | Level 2 | High yield trading debt securities | Short-term investments
Assets:
Trading securities	20,750,000	20,783,000
Recurring basis | Level 2 | Emerging markets trading debt securities | Short-term investments
Assets:
Trading securities	2,355,000	2,072,000
Recurring basis | Level 2 | Other debt securities | Short-term investments
Assets:
Trading securities	221,000	970,000
Recurring basis | Level 2 | Foreign equity securities | Other current assets
Assets:
Trading securities	$ 3,499,000	$ 4,026,000

Derivatives and Fair Value of Financial Instruments (Details 2) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Amortized Cost
Available-for-sale securities	$ 0	$ 307,015,000
Long-term debt	157,252,000	93,104,000
Fair Value
Available-for-sale securities	0	308,380,000
Long-term debt	161,636,000	96,438,000
Short-term investments
Amortized Cost
Available-for-sale securities	297,916,000	307,015,000
Trading securities	25,437,000	22,254,000
Fair Value
Available-for-sale securities	297,443,000	308,380,000
Trading securities	$ 25,813,000	$ 23,825,000

Derivatives and Fair Value of Financial Instruments (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011 Commodity contracts	Dec. 31, 2010 Commodity contracts	Dec. 31, 2009 Commodity contracts	Dec. 31, 2010 Net commodity purchase contracts Grain bushel	Dec. 31, 2011 Net commodity purchase contracts Soybean oil pound	Dec. 31, 2011 Net commodity purchase contracts Soybean meal ton	Dec. 31, 2010 Net commodity purchase contracts Soybean meal ton	Dec. 31, 2011 Net commodity purchase contracts Hogs pound	Dec. 31, 2010 Net commodity purchase contracts Hogs pound	Dec. 31, 2011 Net commodity sale contracts Grain bushel	Dec. 31, 2011 Net commodity sale contracts Heating oil gallon	Dec. 31, 2010 Net commodity sale contracts Heating oil gallon	Dec. 31, 2011 Foreign currency exchange agreements	Dec. 31, 2010 Foreign currency exchange agreements	Dec. 31, 2011 Interest rate exchange agreements agreement	Dec. 31, 2010 Interest rate exchange agreements agreement	Aug. 28, 2010 Interest rate exchange agreements Y	May 29, 2010 Interest rate exchange agreements Y agreement
Derivative commodity instruments
Nonmonetary notional amount				5,880,000	2,580,000	23,300	2,900	2,280,000	43,240,000	10,599,000	1,176,000	1,806,000
Net realized and unrealized gains on derivatives	$ 20,279,000	$ 8,047,000	$ 7,047,000
Aggregate notional amount													158,266,000	183,042,000	100,000,000	100,000,000
Notional amounts																	$ 25,000,000	$ 25,000,000
Number of derivative agreements entered															4	4		3
Term of derivative contract (in years)																	10	10

Derivatives and Fair Value of Financial Instruments (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commodities
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statement of Earnings
Amount of Gain or (Loss) Recognized in Income on Derivatives	$ 20,279,000	$ 8,047,000	$ 7,047,000
Commodities | Cost of sales-products
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statement of Earnings
Amount of Gain or (Loss) Recognized in Income on Derivatives	20,279,000	8,047,000
Foreign currencies | Cost of sales-products
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statement of Earnings
Amount of Gain or (Loss) Recognized in Income on Derivatives	25,692,000	(18,538,000)
Foreign currencies | Foreign currency
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statement of Earnings
Amount of Gain or (Loss) Recognized in Income on Derivatives	(1,957,000)	(1,580,000)
Interest rate | Miscellaneous, net
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statement of Earnings
Amount of Gain or (Loss) Recognized in Income on Derivatives	$ (14,467,000)	$ (1,309,000)

Derivatives and Fair Value of Financial Instruments (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2011 counterparty	Dec. 31, 2010
Commodities
Amount of gain or (Loss) recognized for each type of derivative and it's location in the Consolidated Balance Sheet
Asset Derivatives	$ 5,144,000	$ 15,966,000
Liability Derivatives	5,529,000	9,170,000
Margin account	8,619,000	2,178,000
Derivative assets and liabilities, net basis	8,234,000	8,974,000
Foreign currencies
Amount of gain or (Loss) recognized for each type of derivative and it's location in the Consolidated Balance Sheet
Asset Derivatives	2,247,000	120,000
Liability Derivatives	3,380,000	11,652,000
Loss due to credit risk associated with derivative contracts	2,247,000
Number of counterparties	6
Interest rate
Amount of gain or (Loss) recognized for each type of derivative and it's location in the Consolidated Balance Sheet
Asset Derivatives		1,410,000
Liability Derivatives	$ 11,268,000	$ 1,161,000

Employee Benefits (Details) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended																																																										12 Months Ended															12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Assets exceed Accumulated benefits	Dec. 31, 2011 Accumulated benefits exceed assets	Dec. 31, 2010 Accumulated benefits exceed assets	Aug. 01, 2009 Defined benefit pension plan	Dec. 31, 2011 Defined benefit pension plan Y policy	Dec. 31, 2009 Defined benefit pension plan	Dec. 31, 2010 Defined benefit pension plan	Dec. 31, 2011 Defined benefit pension plan Level 1	Dec. 31, 2010 Defined benefit pension plan Level 1	Dec. 31, 2011 Defined benefit pension plan Level 2	Dec. 31, 2010 Defined benefit pension plan Level 2	Dec. 31, 2011 Defined benefit pension plan Domestic equity securities	Dec. 31, 2010 Defined benefit pension plan Domestic equity securities	Dec. 31, 2011 Defined benefit pension plan Domestic equity securities Level 1	Dec. 31, 2010 Defined benefit pension plan Domestic equity securities Level 1	Dec. 31, 2011 Defined benefit pension plan Corporate bonds	Dec. 31, 2010 Defined benefit pension plan Corporate bonds	Dec. 31, 2011 Defined benefit pension plan Corporate bonds Level 2	Dec. 31, 2010 Defined benefit pension plan Corporate bonds Level 2	Dec. 31, 2010 Defined benefit pension plan Collective investment funds	Dec. 31, 2010 Defined benefit pension plan Collective investment funds Level 2	Dec. 31, 2011 Defined benefit pension plan International/foreign equity securities	Dec. 31, 2010 Defined benefit pension plan International/foreign equity securities	Dec. 31, 2011 Defined benefit pension plan International/foreign equity securities Level 1	Dec. 31, 2010 Defined benefit pension plan International/foreign equity securities Level 1	Dec. 31, 2011 Defined benefit pension plan Fixed income mutual funds	Dec. 31, 2010 Defined benefit pension plan Fixed income mutual funds	Dec. 31, 2011 Defined benefit pension plan Fixed income mutual funds Level 1	Dec. 31, 2010 Defined benefit pension plan Fixed income mutual funds Level 1	Dec. 31, 2011 Defined benefit pension plan Money market funds	Dec. 31, 2010 Defined benefit pension plan Money market funds	Dec. 31, 2011 Defined benefit pension plan Money market funds Level 1	Dec. 31, 2010 Defined benefit pension plan Money market funds Level 1	Dec. 31, 2011 Defined benefit pension plan U.S. Treasury STRIPS	Dec. 31, 2010 Defined benefit pension plan U.S. Treasury STRIPS	Dec. 31, 2011 Defined benefit pension plan U.S. Treasury STRIPS Level 2	Dec. 31, 2010 Defined benefit pension plan U.S. Treasury STRIPS Level 2	Dec. 31, 2011 Defined benefit pension plan Emerging markets - equity	Dec. 31, 2010 Defined benefit pension plan Emerging markets - equity	Dec. 31, 2011 Defined benefit pension plan Emerging markets - equity Level 1	Dec. 31, 2010 Defined benefit pension plan Emerging markets - equity Level 1	Dec. 31, 2011 Defined benefit pension plan Mutual funds-equities	Dec. 31, 2010 Defined benefit pension plan Mutual funds-equities	Dec. 31, 2011 Defined benefit pension plan Mutual funds-equities Level 1	Dec. 31, 2010 Defined benefit pension plan Mutual funds-equities Level 1	Dec. 31, 2011 Defined benefit pension plan Real estate mutual fund	Dec. 31, 2010 Defined benefit pension plan Real estate mutual fund	Dec. 31, 2011 Defined benefit pension plan Real estate mutual fund Level 1	Dec. 31, 2010 Defined benefit pension plan Real estate mutual fund Level 1	Dec. 31, 2011 Defined benefit pension plan Exchange traded funds-fixed income	Dec. 31, 2010 Defined benefit pension plan Exchange traded funds-fixed income	Dec. 31, 2011 Defined benefit pension plan Exchange traded funds-fixed income Level 1	Dec. 31, 2010 Defined benefit pension plan Exchange traded funds-fixed income Level 1	Dec. 31, 2011 Defined benefit pension plan Municipal bonds	Dec. 31, 2010 Defined benefit pension plan Municipal bonds	Dec. 31, 2011 Defined benefit pension plan Municipal bonds Level 2	Dec. 31, 2010 Defined benefit pension plan Municipal bonds Level 2	Dec. 31, 2011 Defined benefit pension plan Other	Dec. 31, 2010 Defined benefit pension plan Other	Dec. 31, 2010 Defined benefit pension plan Other Level 1	Dec. 31, 2011 Defined benefit pension plan Other Level 2	Dec. 31, 2010 Defined benefit pension plan Other Level 2	Dec. 31, 2011 Defined benefit pension plan Minimum	Dec. 31, 2010 Defined benefit pension plan Minimum	Dec. 31, 2009 Defined benefit pension plan Minimum	Dec. 31, 2011 Defined benefit pension plan Minimum Domestic Large Cap Equity	Dec. 31, 2010 Defined benefit pension plan Minimum Domestic Large Cap Equity	Dec. 31, 2011 Defined benefit pension plan Minimum Domestic Small and Mid Cap Equity	Dec. 31, 2010 Defined benefit pension plan Minimum Domestic Small and Mid Cap Equity	Dec. 31, 2011 Defined benefit pension plan Minimum International/foreign equity securities	Dec. 31, 2010 Defined benefit pension plan Minimum International/foreign equity securities	Dec. 31, 2011 Defined benefit pension plan Minimum Fixed Income	Dec. 31, 2010 Defined benefit pension plan Minimum Fixed Income	Dec. 31, 2011 Defined benefit pension plan Minimum Alternative investments	Dec. 31, 2010 Defined benefit pension plan Minimum Alternative investments	Dec. 31, 2011 Defined benefit pension plan Minimum Cash and cash equivalents	Dec. 31, 2010 Defined benefit pension plan Minimum Cash and cash equivalents	Dec. 31, 2011 Defined benefit pension plan Maximum	Dec. 31, 2010 Defined benefit pension plan Maximum	Dec. 31, 2009 Defined benefit pension plan Maximum	Dec. 31, 2011 Defined benefit pension plan Maximum Domestic Large Cap Equity	Dec. 31, 2010 Defined benefit pension plan Maximum Domestic Large Cap Equity	Dec. 31, 2011 Defined benefit pension plan Maximum Domestic Small and Mid Cap Equity	Dec. 31, 2010 Defined benefit pension plan Maximum Domestic Small and Mid Cap Equity	Dec. 31, 2011 Defined benefit pension plan Maximum International/foreign equity securities	Dec. 31, 2010 Defined benefit pension plan Maximum International/foreign equity securities	Dec. 31, 2011 Defined benefit pension plan Maximum Fixed Income	Dec. 31, 2010 Defined benefit pension plan Maximum Fixed Income	Dec. 31, 2011 Defined benefit pension plan Maximum Alternative investments	Dec. 31, 2010 Defined benefit pension plan Maximum Alternative investments	Dec. 31, 2011 Defined benefit pension plan Maximum Cash and cash equivalents	Dec. 31, 2010 Defined benefit pension plan Maximum Cash and cash equivalents	Dec. 31, 2011 Supplemental executive plans and retirement agreements	Dec. 31, 2010 Supplemental executive plans and retirement agreements
Target allocation and pension plan asset allocation
Requisite service period upon attaining age of 21 to be eligible for participation (in years)								1
Requisite age of employees to be eligible for participation (in years)								21
Number of investment policies								2
Deductible contribution to the pension plan					$ 1,735,000	$ 2,070,000	$ 14,615,000
Target Allocations (as a percent)																																																																					29.00%		7.00%		11.00%		25.00%		6.00%		1.00%					40.00%		10.00%		16.00%		42.00%		8.00%		5.00%
Actual Composition of Plans (as a percent)																																																																					29.00%	31.00%	11.00%	12.00%	10.00%	11.00%	23.00%	22.00%	6.00%	4.00%	2.00%	2.00%				40.00%	42.00%	13.00%	14.00%	15.00%	15.00%	40.00%	39.00%	7.00%	5.00%	4.00%	3.00%
Estimated fair value of plan assets				63,695,000	91,512,000	29,943,000		91,512,000			66,321,000	56,168,000	25,191,000	37,470,000	34,770,000	27,411,000	34,770,000	27,411,000	18,526,000	19,570,000	18,526,000	19,570,000	12,889,000	12,889,000	7,107,000	7,410,000	7,107,000	7,410,000	6,400,000	6,073,000	6,400,000	6,073,000	6,513,000	5,337,000	6,513,000	5,337,000	3,587,000	3,135,000	3,587,000	3,135,000	3,349,000	3,012,000	3,349,000	3,012,000	3,485,000	2,892,000	3,485,000	2,892,000	2,909,000	2,042,000	2,909,000	2,042,000	1,788,000	1,787,000	1,788,000	1,787,000	2,048,000	1,713,000	2,048,000	1,713,000	1,030,000	367,000	204,000	1,030,000	163,000
Weighted-average assumptions
Discount rate used to determine obligations (as a percent)																																																																		3.75%	4.45%	5.25%													4.70%	5.65%	6.25%
Discount rate used to determine net periodic benefit cost (as a percent)									6.25%																																																									4.45%	5.25%														5.65%	6.25%
Expected return on plan assets (as a percent)									7.50%																																																									7.00%	7.25%														7.50%	7.75%
Long-term rate of increase in compensation levels (as a percent)																																																																		4.00%	4.00%	4.00%													5.00%	5.00%	5.00%
Reconciliation of benefit obligation:
Benefit obligation at beginning of year					110,414,000	147,915,000
Service cost	7,550,000	6,367,000	6,040,000	1,370,000	7,523,000	4,997,000
Interest cost	8,997,000	8,712,000	8,183,000	3,258,000	9,025,000	5,454,000
Actuarial losses				4,896,000	19,637,000	10,013,000
Benefits paid				(2,563,000)	(4,668,000)	(2,317,000)
Plan split				55,648,000		(55,648,000)
Benefit obligation at end of year				62,609,000	204,540,000	110,414,000
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year					29,943,000	84,829,000		93,638,000			66,321,000	56,168,000	25,191,000	37,470,000	34,770,000	27,411,000	34,770,000	27,411,000	18,526,000	19,570,000	18,526,000	19,570,000	12,889,000	12,889,000	7,107,000	7,410,000	7,107,000	7,410,000	6,400,000	6,073,000	6,400,000	6,073,000	6,513,000	5,337,000	6,513,000	5,337,000	3,587,000	3,135,000	3,587,000	3,135,000	3,349,000	3,012,000	3,349,000	3,012,000	3,485,000	2,892,000	3,485,000	2,892,000	2,909,000	2,042,000	2,909,000	2,042,000	1,788,000	1,787,000	1,788,000	1,787,000	2,048,000	1,713,000	2,048,000	1,713,000	1,030,000	367,000	204,000	1,030,000	163,000
Actual return on plan assets				7,106,000	807,000	4,513,000
Employer contributions					1,735,000	2,070,000	14,615,000
Benefits paid				(2,563,000)	(4,668,000)	(2,317,000)
Plan split				59,152,000		(59,152,000)
Fair value of plan assets at end of year				63,695,000	91,512,000	29,943,000		91,512,000			66,321,000	56,168,000	25,191,000	37,470,000	34,770,000	27,411,000	34,770,000	27,411,000	18,526,000	19,570,000	18,526,000	19,570,000	12,889,000	12,889,000	7,107,000	7,410,000	7,107,000	7,410,000	6,400,000	6,073,000	6,400,000	6,073,000	6,513,000	5,337,000	6,513,000	5,337,000	3,587,000	3,135,000	3,587,000	3,135,000	3,349,000	3,012,000	3,349,000	3,012,000	3,485,000	2,892,000	3,485,000	2,892,000	2,909,000	2,042,000	2,909,000	2,042,000	1,788,000	1,787,000	1,788,000	1,787,000	2,048,000	1,713,000	2,048,000	1,713,000	1,030,000	367,000	204,000	1,030,000	163,000
Funded status				1,086,000	(113,028,000)	(80,471,000)		(26,819,000)		(2,713,000)
Accumulated benefit obligation								102,165,000		83,727,000																																																																																						59,229,000	56,120,000
Expected future net benefit payments
2012	11,733,000
2013	5,740,000
2014	6,325,000
2015	8,721,000
2016	11,313,000
2017 - 2021	65,097,000
Components of net periodic benefit cost:
Service cost	7,550,000	6,367,000	6,040,000	1,370,000	7,523,000	4,997,000
Interest cost	8,997,000	8,712,000	8,183,000	3,258,000	9,025,000	5,454,000
Expected return on plan assets	(6,598,000)	(6,218,000)	(4,761,000)
Amortization and other	4,027,000	4,046,000	5,017,000
Net periodic benefit cost	13,976,000	12,907,000	14,479,000
Amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive income (AOCI) before taxes
Accumulated loss, net of gain	(81,708,000)	(54,752,000)
Prior service cost, net of credit	(6,351,000)	(7,280,000)
Transitional obligation		(16,000)
Total Accumulated Other Comprehensive Income	(88,059,000)	(62,048,000)
Amounts in AOCI expected to be recognized as components of net periodic benefit cost in 2012
Prior service cost, net of credit	844,000
Transition obligation	5,227,000
Estimated net periodic benefit cost	6,071,000
Contribution expense for multi-employer pension fund, the United Food & Commercial Workers International Union-Industry Pension Fund, which covers certain union employees under a collective bargaining agreement	$ 545,000	$ 528,000	$ 509,000
Multiemployer Plan Percentage of Contributions Maximum	5.00%	5.00%	5.00%

Employee Benefits (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 plan investment	Dec. 31, 2010	Dec. 31, 2009
Deferred compensation plan
Number of investments against the values of which, employee may be allowed to reduce their compensation	4
Number of investments, which are taken as reference to measure the interest that may be acquired	3
Employer contribution as percentage of the employees' reduced compensation	3.00%
Number of deferred compensation plans	2
Deferred compensation plan expense (income)	$ (1,505,000)	$ 4,267,000	$ 4,340,000
Deferred compensation plan liability included in other liabilities	29,647,000	28,444,000
Deferred compensation plan assets included in other current assets	33,924,000	32,739,000
Investment income (loss) related to the mark-to-market of investments treated as trading securities	(1,584,000)	4,203,000	4,253,000
Defined contribution plan covering domestic, salaried and clerical employees
Defined contribution pans
Employer contribution (as a percent of employee contributions)	50.00%	50.00%	100.00%
Employer contribution limit per calendar year (as a percent of compensation)	6.00%	6.00%	3.00%
Vesting percentage after one year of service	20.00%
Additional vesting percentage with each additional completed year of service	20.00%
Contribution expense	1,956,000	1,826,000	1,868,000
Defined contribution plan covering hourly, non union and Daily's employees
Defined contribution pans
Number of defined contribution plans covering Daily's employees	2
Contribution expense	$ 507,000	$ 1,455,000	$ 1,378,000

Commitments and Contingencies (Details) (USD $)	12 Months Ended				3 Months Ended
	Dec. 31, 2009	Dec. 31, 2011 Notes payable to bank	Dec. 31, 2011 Committed bank line	Dec. 31, 2011 Uncommitted bank lines	Oct. 03, 2009 Commodity Trading and Milling	Dec. 31, 2011 Debt guarantees of non-consolidated affiliates and third party party
Contingencies
Gain on disputed sale, net of expenses	$ 16,787,000				$ 16,787,000
Number of third parties to whom guarantees are outstanding						3
Maximum exposure for guarantees outstanding						1,275,000
Letters of credit outstanding			48,078,000	25,045,000
Letters of credit for outstanding IDRBs		26,385,000
Letters of credit related to insurance coverages		$ 21,500,000

Commitments and Contingencies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments
2012	$ 957,814,000
2013	196,374,000
2014	164,290,000
2015	157,975,000
2016	131,417,000
Thereafter	377,387,000
Hog procurement contracts
Commitments
2012	166,904,000
2013	118,934,000
2014	112,769,000
2015	109,784,000
2016	90,300,000
Thereafter	73,580,000
Hog procurement contracts | Pork segment
Commitments
Amount paid under the contract	181,383,000	183,982,000	163,047,000
Grain and feed ingredients
Commitments
2012	149,053,000
2013	910,000
Grain purchase contracts for resale
Commitments
2012	409,011,000
Construction of new power barge
Commitments
2012	18,071,000
Fuel purchase contract
Commitments
2012	37,020,000
Equipment purchases and facility improvements
Commitments
2012	18,537,000
Other purchase commitments
Commitments
2012	28,538,000
2013	2,597,000
2014	71,000
2015	35,000
2016	34,000
Thereafter	161,000
Total firm purchase commitments
Commitments
2012	827,134,000
2013	122,441,000
2014	112,840,000
2015	109,819,000
2016	90,334,000
Thereafter	73,741,000
Vessel, time and voyage-charter Arrangements
Commitments
2012	101,087,000
2013	48,093,000
2014	28,262,000
2015	26,098,000
2016	18,849,000
Thereafter	98,961,000
Vessel, time and voyage-charter Arrangements | Marine
Commitments
Amount paid under the contract	87,895,000	57,606,000	82,728,000
Vessel, time and voyage-charter Arrangements | Marine | Minimum
Commitments
Contract period (in years)	1
Vessel, time and voyage-charter Arrangements | Marine | Maximum
Commitments
Contract period (in years)	12
Contract grower finishing agreements
Commitments
2012	11,673,000
2013	10,470,000
2014	9,295,000
2015	8,713,000
2016	9,019,000
Thereafter	16,919,000
Contract grower finishing agreements | Pork segment
Conditional and Unconditional Commitments
Incentive payments for achieving certain performance standards	1,400,000
Amount paid under the contract	13,037,000	13,752,000	13,703,000
Other operating lease payments
Commitments
2012	17,920,000
2013	15,370,000
2014	13,893,000
2015	13,345,000
2016	13,215,000
Thereafter	187,766,000
Operating Leases
Rental expense for operating leases	$ 25,916,000	$ 24,835,000	$ 26,404,000

Stockholders' Equity and Accumulated Other Comprehensive Loss (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 ARS	Dec. 31, 2010 ARS
Stockholders' Equity and Accumulated Other Comprehensive Loss
Stock repurchase programs, authorized amount	$ 100,000,000
Remaining authorized repurchase amount under November 2009 share repurchase program	60,035,000
Common shares repurchased	5,282	20,879	3,668
Repurchase of common stock	9,971,000	29,994,000	3,370,000
Components of accumulated other comprehensive loss, net of related taxes
Cumulative foreign currency translation adjustment	(93,669,000)	(81,280,000)	(77,576,000)
Unrealized gain (loss) on investments	(311,000)	445,000	2,579,000
Unrecognized pension cost	(62,085,000)	(43,072,000)	(39,789,000)
Accumulated other comprehensive loss	(156,065,000)	(123,907,000)	(114,786,000)
Net assets of Sugar segment denominated in Argentine pesos				215,921,000	187,305,000
Net assets of Sugar segment denominated in U.S. dollars	4,608,000
Net liabilities of Sugar segment denominated in U.S. dollars		41,576,000
Income tax rate for foreign currency translation gains and losses (as a percent)	35.00%	35.00%	35.00%
Effective income tax rate for components of accumulated other comprehensive loss (as a percent)	39.00%	39.00%	39.00%
Unrecognized pension cost related to employees at certain subsidiaries	$ 20,362,000	$ 13,231,000

Segment Information (Details) (USD $)	12 Months Ended			3 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended				3 Months Ended		1 Months Ended		3 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009	Oct. 01, 2011 Pork Mexico ham boning and processing plant	Dec. 31, 2011 Pork Revenues Agent Japan	Dec. 31, 2011 Commodity Trading and Milling Y	Dec. 31, 2011 Commodity Trading and Milling	Apr. 02, 2011 Commodity Trading and Milling	Dec. 31, 2011 Commodity Trading and Milling	Dec. 31, 2010 Commodity Trading and Milling	Dec. 31, 2009 Commodity Trading and Milling	Oct. 02, 2010 Commodity Trading and Milling	Jul. 04, 2009 Sugar	Apr. 04, 2009 Sugar	Dec. 31, 2011 Sugar	Dec. 31, 2010 Sugar	Dec. 31, 2009 Sugar	Dec. 31, 2011 Power MW	Jul. 02, 2011 Power EDN	Apr. 20, 2011 Power EDM MW	Apr. 30, 2011 Power EDN and EDM	Apr. 04, 2009 Power EDN and EDM	Oct. 01, 2011 Power EDN and EDM	Jul. 02, 2011 Power EDN and EDM	Apr. 08, 2011 Power EDN and EDM facility	Dec. 31, 2011 Turkey	Dec. 31, 2011 Turkey	Dec. 31, 2010 Turkey
Segment Information
Number of reportable segments	6
Segment Information
Percentage of revenues					10.00%
Number of agents					1
Impairment charge	$ 5,600,000			$ 5,600,000
Net sales								101,080,000
Inventory write-downs									15,374,000		8,801,000			2,803,000
Inventory write-downs (in dollars per share)									$ 12.65		$ 7.1
Proportionate share of income from affiliates	26,621,000	20,965,000	20,158,000				5,080,000		13,450,000	20,983,000	19,128,000				440,000	980,000	1,030,000										12,731,000	(998,000)
Proportionate share of impairment of fixed assets charge and accrued severance charges																										(3,005,000)
Advance capital lease payment to begin operations in 2012 of a flour mill in Ghana	8,493,000					8,493,000
Initial lease term (in years)						33
Increase in fixed assets due to capital lease						9,763,000	9,763,000		9,763,000
Increase in liabilities due to capital lease									1,270,000
Consideration for majority interest acquired in commodity origination, storage and processing business in Canada												6,747,000
Cash acquired												1,169,000
Additional charge incurred to earnings in connection with change in business													2,497,000
Number of floating power generating facilities sold																									2
Consideration for sale of floating power generating facilities																									73,102,000
Amount received by the entity on sale of floating power generating facilities	59,603,000		15,000,000																			15,000,000
Amount received by the entity on sale of floating power generating facilities from previously escrowed balance																							1,500,000	55,000,000
Amount placed in escrow for potential dry dock costs																					3,000,000
Escrow earnings																								2,796,000
Amount received by the entity on sale of floating power generating facilities from various inventory items																			3,306,000
Gain on sale of assets	52,923,000																						1,500,000	51,423,000
Net book value of power generating facilities and certain inventory items																									21,679,000
Capacity of EDM leased (in megawatts)																				72
Capacity of floating power generating facility newly constructed (in megawatts)																		106
Approximate construction cost of new floating power generating facility																		133,000,000
Operating income (loss)																											$ 55,164,000	$ (169,000)

Segment Information (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Information
Sales to External Customers:		$ 5,746,902,000	$ 4,385,702,000	$ 3,601,308,000
Operating Income:		407,204,000	321,066,000	23,723,000
Income From Affiliates:		26,621,000	20,965,000	20,158,000
Depreciation and Amortization:		81,223,000	86,802,000	91,841,000
Total Assets:	3,006,728,000	3,006,728,000	2,734,086,000
Investment in and Advances to Affiliates:	364,840,000	364,840,000	331,322,000
Capital expenditures:		183,748,000	103,336,000	54,276,000
Segment Totals
Segment Information
Operating Income:		423,347,000	341,366,000	42,746,000
Depreciation and Amortization:		80,992,000	86,533,000	91,581,000
Total Assets:	2,509,361,000	2,509,361,000	2,293,843,000
Capital expenditures:		183,019,000	103,060,000	54,264,000
Pork
Segment Information
Sales to External Customers:		1,744,630,000	1,388,265,000	1,065,338,000
Operating Income:		259,271,000	213,325,000	(15,025,000)
Depreciation and Amortization:		43,866,000	50,813,000	53,182,000
Total Assets:	738,574,000	738,574,000	761,490,000
Capital expenditures:		39,890,000	9,568,000	15,188,000
Commodity Trading and Milling
Segment Information
Sales to External Customers:		2,689,786,000	1,808,948,000	1,531,572,000
Operating Income:		43,225,000	34,432,000	24,839,000
Income From Affiliates:	5,080,000	13,450,000	20,983,000	19,128,000
Depreciation and Amortization:		5,567,000	5,165,000	4,681,000
Total Assets:	755,903,000	755,903,000	686,379,000
Investment in and Advances to Affiliates:	160,402,000	160,402,000	140,696,000
Capital expenditures:		5,192,000	2,390,000	2,650,000
Marine
Segment Information
Sales to External Customers:		928,548,000	853,565,000	737,629,000
Operating Income:		(3,904,000)	47,612,000	24,113,000
Depreciation and Amortization:		22,675,000	22,743,000	21,772,000
Total Assets:	261,781,000	261,781,000	246,902,000
Capital expenditures:		31,210,000	28,411,000	14,697,000
Sugar
Segment Information
Sales to External Customers:		259,786,000	195,993,000	142,966,000
Operating Income:		65,101,000	31,741,000	(851,000)
Income From Affiliates:		440,000	980,000	1,030,000
Depreciation and Amortization:		8,289,000	7,180,000	7,732,000
Total Assets:	269,564,000	269,564,000	223,223,000
Investment in and Advances to Affiliates:	3,177,000	3,177,000	2,957,000
Capital expenditures:		22,626,000	30,620,000	21,603,000
Power
Segment Information
Sales to External Customers:		111,391,000	124,034,000	107,074,000
Operating Income:		60,845,000	13,424,000	8,172,000
Depreciation and Amortization:		192,000	204,000	3,783,000
Total Assets:	165,118,000	165,118,000	91,739,000
Capital expenditures:		84,041,000	31,709,000	39,000
Turkey
Segment Information
Income From Affiliates:		12,731,000	(998,000)
Total Assets:	312,164,000	312,164,000	277,778,000
Investment in and Advances to Affiliates:	201,261,000	201,261,000	187,669,000
All Other
Segment Information
Sales to External Customers:		12,761,000	14,897,000	16,729,000
Operating Income:		(1,191,000)	832,000	1,498,000
Depreciation and Amortization:		403,000	428,000	431,000
Total Assets:	6,257,000	6,257,000	6,332,000
Capital expenditures:		60,000	362,000	87,000
Corporate
Segment Information
Operating Income:		(16,143,000)	(20,300,000)	(19,023,000)
Depreciation and Amortization:		231,000	269,000	260,000
Total Assets:	497,367,000	497,367,000	440,243,000
Capital expenditures:		$ 729,000	$ 276,000	$ 12,000

Segment Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Geographic Information
Net sales	$ 5,746,902	$ 4,385,702	$ 3,601,308
Long-lived assets	798,227	723,331
Caribbean, Central and South America
Geographic Information
Net sales	2,225,829	1,702,823	1,406,749
Africa
Geographic Information
Net sales	1,489,409	1,061,221	969,324
United States
Geographic Information
Net sales	1,328,116	1,079,316	855,412
Long-lived assets	515,375	511,908
Canada/Mexico
Geographic Information
Net sales	407,593	245,935	146,601
Pacific Basin and Far East
Geographic Information
Net sales	238,116	198,100	165,721
Eastern Mediterranean
Geographic Information
Net sales	49,472	78,380	14,964
Europe
Geographic Information
Net sales	8,367	19,927	42,537
Dominican Republic
Geographic Information
Long-lived assets	120,707	56,928
Argentina
Geographic Information
Long-lived assets	111,726	105,298
All Other
Geographic Information
Long-lived assets	$ 50,419	$ 49,197

Segment Information (Details 4) (Individual foreign country, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total sales | South Africa
Concentration Risk
Net sales	$ 622,354,000	$ 420,277,000	$ 292,547,000
Percentage of revenues	11.00%	10.00%	8.00%
Total sales | Minimum
Concentration Risk
Threshold percentage which the entity uses for disclosure of concentration of risk	10.00%	10.00%	10.00%
Accounts Receivable | Foreign Country
Concentration Risk
Foreign receivables, excluding receivables due from affiliates	$ 221,584,000	$ 183,163,000

Schedule II Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Doubtful Accounts:
Movement in valuation and qualifying accounts
Balance at beginning of year	$ 8,170	$ 7,330	$ 7,303
Provision/ charged (credit) to expense	4,400	2,771	2,088
Net deductions/ Other	(1,629)	(1,931)	(2,061)
Balance at end of year	10,941	8,170	7,330
Allowance for Deferred Tax Assets:
Movement in valuation and qualifying accounts
Balance at beginning of year	30,664	28,621	21,075
Provision/ charged (credit) to expense	(13,959)	2,512	8,473
Net deductions/ Other	(385)	(469)	(927)
Balance at end of year	16,320	30,664	28,621
Reserve for LIFO Valuation:
Movement in valuation and qualifying accounts
Balance at beginning of year	24,085	22,807	40,672
Provision/ charged (credit) to expense	33,698	1,278	(17,865)
Balance at end of year	$ 57,783	$ 24,085	$ 22,807